PSF PGIM FLEXIBLE MANAGED PORTFOLIO
SCHEDULE OF INVESTMENTS	as of September 30, 2023 (unaudited)
	Shares	Value
Long-Term Investments — 94.9%
Common Stocks — 58.6%
Aerospace & Defense — 1.0%
BAE Systems PLC (United Kingdom)	4,200	$51,038
Boeing Co. (The)*	90,000	17,251,200
Dassault Aviation SA (France)	384	72,326
Howmet Aerospace, Inc.	144,900	6,701,625
Kongsberg Gruppen ASA (Norway)	120	4,946
L3Harris Technologies, Inc.	35,400	6,163,848
Lockheed Martin Corp.	7,200	2,944,512
MTU Aero Engines AG (Germany)	74	13,402
Northrop Grumman Corp.	12,200	5,370,318
Rolls-Royce Holdings PLC (United Kingdom)*	23,345	62,550
Safran SA (France)	488	76,474
Textron, Inc.	66,600	5,204,124
		43,916,363
Air Freight & Logistics — 0.4%
FedEx Corp.	62,900	16,663,468
Automobile Components — 0.0%
BorgWarner, Inc.	22,200	896,214
Automobiles — 1.4%
Bayerische Motoren Werke AG (Germany)	1,737	176,422
Ford Motor Co.	401,400	4,985,388
General Motors Co.	462,100	15,235,437
Honda Motor Co. Ltd. (Japan)	7,800	87,748
Isuzu Motors Ltd. (Japan)	900	11,314
Mazda Motor Corp. (Japan)	14,400	163,505
Mercedes-Benz Group AG (Germany)	3,073	213,871
Stellantis NV	10,559	202,188
Subaru Corp. (Japan)	7,600	147,778
Tesla, Inc.*	158,300	39,609,826
Toyota Motor Corp. (Japan)	6,700	120,200
Volkswagen AG (Germany)	43	5,647
		60,959,324
Banks — 1.8%
ABN AMRO Bank NV (Netherlands), 144A, CVA	6,444	91,070
Banco Bilbao Vizcaya Argentaria SA (Spain)	13,666	110,598
Banco Santander SA (Spain)	2,990	11,386
Bank Hapoalim BM (Israel)	1,903	16,955
Bank of America Corp.	523,800	14,341,644
Bank of Ireland Group PLC (Ireland)	1,242	12,141
Barclays PLC (United Kingdom)	23,211	44,738
CaixaBank SA (Spain)	6,344	25,274
Citigroup, Inc.	282,150	11,604,829
Citizens Financial Group, Inc.	142,700	3,824,360
Commonwealth Bank of Australia (Australia)	383	24,464
Credit Agricole SA (France)	1,776	21,836
DBS Group Holdings Ltd. (Singapore)	2,300	56,487
DNB Bank ASA (Norway)	5,505	110,605
Erste Group Bank AG (Austria)	468	16,163
HSBC Holdings PLC (United Kingdom)	42,313	331,116
ING Groep NV (Netherlands)	5,826	76,787
	Shares	Value
Common Stocks (continued)
Banks (cont’d.)
Intesa Sanpaolo SpA (Italy)	21,976	$56,285
JPMorgan Chase & Co.	123,794	17,952,606
Lloyds Banking Group PLC (United Kingdom)	38,808	20,855
Mitsubishi UFJ Financial Group, Inc. (Japan)	25,900	219,481
National Australia Bank Ltd. (Australia)	4,026	74,740
NatWest Group PLC (United Kingdom)	7,202	20,602
Nordea Bank Abp (Finland)	13,742	150,664
Oversea-Chinese Banking Corp. Ltd. (Singapore)	16,800	157,114
Skandinaviska Enskilda Banken AB (Sweden) (Class A Stock)	2,229	26,574
Standard Chartered PLC (United Kingdom)	3,360	30,904
Svenska Handelsbanken AB (Sweden) (Class A Stock)	2,100	18,686
Swedbank AB (Sweden) (Class A Stock)	2,301	42,296
Truist Financial Corp.	259,500	7,424,295
UniCredit SpA (Italy)	6,768	161,257
United Overseas Bank Ltd. (Singapore)	1,700	35,408
Wells Fargo & Co.	491,600	20,086,776
		77,198,996
Beverages — 1.0%
Coca-Cola Co. (The)	479,000	26,814,420
Coca-Cola Europacific Partners PLC (United Kingdom)	300	18,744
Coca-Cola HBC AG (Italy)*	330	9,023
PepsiCo, Inc.	86,500	14,656,560
		41,498,747
Biotechnology — 1.1%
AbbVie, Inc.	184,400	27,486,664
Amgen, Inc.	62,900	16,905,004
Biogen, Inc.*	7,100	1,824,771
Gilead Sciences, Inc.	23,050	1,727,367
Swedish Orphan Biovitrum AB (Sweden)*	494	10,094
		47,953,900
Broadline Retail — 2.0%
Amazon.com, Inc.*	663,400	84,331,407
Coupang, Inc. (South Korea)*	197,000	3,349,000
Next PLC (United Kingdom)	180	15,965
		87,696,372
Building Products — 0.2%
Armstrong World Industries, Inc.	40,900	2,944,800
Assa Abloy AB (Sweden) (Class B Stock)	1,365	29,660
AZEK Co., Inc. (The)*	238,400	7,090,016
Cie de Saint-Gobain SA (France)	666	39,860
Lixil Corp. (Japan)	400	4,649
		10,108,985
A1

PSF PGIM FLEXIBLE MANAGED PORTFOLIO (continued)
SCHEDULE OF INVESTMENTS	as of September 30, 2023 (unaudited)
	Shares	Value
Common Stocks (continued)
Capital Markets — 1.8%
3i Group PLC (United Kingdom)	5,493	$138,262
Bank of New York Mellon Corp. (The)	326,600	13,929,490
BlackRock, Inc.	6,900	4,460,781
Daiwa Securities Group, Inc. (Japan)	1,900	10,956
Deutsche Bank AG (Germany)	8,445	92,813
Deutsche Boerse AG (Germany)	262	45,247
Goldman Sachs Group, Inc. (The)	13,300	4,303,481
Intercontinental Exchange, Inc.	93,200	10,253,864
Invesco Ltd.	501,100	7,275,972
Julius Baer Group Ltd. (Switzerland)	318	20,355
LPL Financial Holdings, Inc.	4,400	1,045,660
Moody’s Corp.	46,300	14,638,671
Morgan Stanley	39,200	3,201,464
MSCI, Inc.	14,300	7,337,044
Nasdaq, Inc.	15,000	728,850
Nomura Holdings, Inc. (Japan)	4,500	18,020
Partners Group Holding AG (Switzerland)	13	14,594
Singapore Exchange Ltd. (Singapore)	17,300	123,072
State Street Corp.	11,200	749,952
UBS Group AG (Switzerland)	4,767	117,422
Virtu Financial, Inc. (Class A Stock)	474,200	8,189,434
		76,695,404
Chemicals — 0.9%
Air Products & Chemicals, Inc.	14,100	3,995,940
Ecolab, Inc.	38,000	6,437,200
ICL Group Ltd. (Israel)	2,068	11,412
Linde PLC	21,700	8,079,995
LyondellBasell Industries NV (Class A Stock)	36,000	3,409,200
Mosaic Co. (The)	23,800	847,280
PPG Industries, Inc.	45,300	5,879,940
Sherwin-Williams Co. (The)	33,500	8,544,175
Shin-Etsu Chemical Co. Ltd. (Japan)	1,200	34,855
Solvay SA (Belgium)	1,489	164,548
Yara International ASA (Brazil)	223	8,420
		37,412,965
Commercial Services & Supplies — 0.2%
Brambles Ltd. (Australia)	6,650	61,091
Copart, Inc.*	128,100	5,519,829
Dai Nippon Printing Co. Ltd. (Japan)	400	10,407
Republic Services, Inc.	12,000	1,710,120
		7,301,447
Communications Equipment — 0.7%
Arista Networks, Inc.*	6,600	1,213,938
Cisco Systems, Inc.	498,400	26,793,984
		28,007,922
Construction & Engineering — 0.0%
Eiffage SA (France)	250	23,730
Obayashi Corp. (Japan)	16,400	144,318
Vinci SA (France)	2,132	235,865
		403,913
	Shares	Value
Common Stocks (continued)
Construction Materials — 0.2%
CRH PLC	1,032	$56,898
Heidelberg Materials AG (Germany)	192	14,870
Holcim AG*	972	62,217
James Hardie Industries PLC, CDI*	645	16,869
Vulcan Materials Co.	42,600	8,606,052
		8,756,906
Consumer Finance — 0.1%
Synchrony Financial	196,900	6,019,233
Consumer Staples Distribution & Retail — 1.0%
Carrefour SA (France)	794	13,637
Coles Group Ltd. (Australia)	1,829	18,255
Costco Wholesale Corp.	16,900	9,547,824
Endeavour Group Ltd. (Australia)	2,090	7,056
J Sainsbury PLC (United Kingdom)	4,128	12,712
Kesko OYJ (Finland) (Class B Stock)	370	6,629
Koninklijke Ahold Delhaize NV (Netherlands)	6,113	184,244
Kroger Co. (The)	38,300	1,713,925
Target Corp.	81,600	9,022,512
Tesco PLC (United Kingdom)	9,998	32,159
Walmart, Inc.	126,600	20,247,138
Woolworths Group Ltd. (Australia)	1,666	39,886
		40,845,977
Containers & Packaging — 0.1%
Westrock Co.	116,300	4,163,540
Distributors — 0.2%
Genuine Parts Co.(a)	13,500	1,949,130
LKQ Corp.	128,500	6,362,035
		8,311,165
Diversified REITs — 0.0%
GPT Group (The) (Australia)	5,640	14,045
Nomura Real Estate Master Fund, Inc. (Japan)	5	5,600
Stockland (Australia)	3,570	8,935
		28,580
Diversified Telecommunication Services — 0.5%
AT&T, Inc.	1,026,100	15,412,022
Deutsche Telekom AG (Germany)	4,717	98,948
GCI Liberty, Inc. (Class A Stock)*^	343	—
HKT Trust & HKT Ltd. (Hong Kong), UTS	11,000	11,470
Koninklijke KPN NV (Netherlands)	43,366	142,877
Telefonica Deutschland Holding AG (Germany)	52,695	94,249
Telefonica SA (Spain)	7,520	30,722
Telstra Group Ltd. (Australia)	4,004	9,892
Verizon Communications, Inc.	201,188	6,520,503
		22,320,683
Electric Utilities — 0.8%
Chubu Electric Power Co., Inc. (Japan)	5,800	73,833
CK Infrastructure Holdings Ltd. (Hong Kong)	2,000	9,437

A2

PSF PGIM FLEXIBLE MANAGED PORTFOLIO (continued)
SCHEDULE OF INVESTMENTS	as of September 30, 2023 (unaudited)
	Shares	Value
Common Stocks (continued)
Electric Utilities (cont’d.)
Edison International	14,700	$930,363
Endesa SA (Spain)	6,712	136,599
Enel SpA (Italy)	11,186	68,601
Entergy Corp.	26,700	2,469,750
Eversource Energy	32,000	1,860,800
NextEra Energy, Inc.(a)	12,800	733,312
NRG Energy, Inc.	341,500	13,154,580
PG&E Corp.*	724,200	11,681,346
PPL Corp.	170,100	4,007,556
		35,126,177
Electrical Equipment — 0.5%
ABB Ltd. (Switzerland)	5,888	210,162
Emerson Electric Co.	116,700	11,269,719
Fuji Electric Co. Ltd. (Japan)	600	27,021
Legrand SA (France)	384	35,284
Nidec Corp. (Japan)	200	9,235
Prysmian SpA (Italy)	375	15,052
Vertiv Holdings Co.	229,600	8,541,120
		20,107,593
Electronic Equipment, Instruments & Components — 0.2%
Corning, Inc.	57,700	1,758,119
Hamamatsu Photonics KK (Japan)	300	12,616
Omron Corp. (Japan)	300	13,350
Shimadzu Corp. (Japan)	2,800	74,271
TE Connectivity Ltd.	62,400	7,708,272
Yokogawa Electric Corp. (Japan)	6,900	133,175
		9,699,803
Energy Equipment & Services — 0.4%
Baker Hughes Co.	269,400	9,515,208
Schlumberger NV	107,400	6,261,420
		15,776,628
Entertainment — 0.8%
Electronic Arts, Inc.	80,800	9,728,320
Netflix, Inc.*	60,800	22,958,080
Nintendo Co. Ltd. (Japan)	2,700	112,193
Warner Bros Discovery, Inc.*	212,400	2,306,664
		35,105,257
Financial Services — 2.5%
Berkshire Hathaway, Inc. (Class B Stock)*	112,850	39,531,355
EXOR NV (Netherlands)	155	13,710
Fidelity National Information Services, Inc.	70,500	3,896,535
Groupe Bruxelles Lambert NV (Belgium)	145	10,790
Industrivarden AB (Sweden) (Class A Stock)	188	4,957
Investor AB (Sweden) (Class B Stock)	2,508	48,014
Mastercard, Inc. (Class A Stock)	87,000	34,444,170
PayPal Holdings, Inc.*	44,400	2,595,624
Visa, Inc. (Class A Stock)(a)	123,800	28,475,238
		109,020,393
	Shares	Value
Common Stocks (continued)
Food Products — 0.7%
Archer-Daniels-Midland Co.	119,600	$9,020,232
Associated British Foods PLC (United Kingdom)	522	13,115
Edita Food Industries SAE (Egypt), 144A, GDR^	158	517
Hershey Co. (The)	5,000	1,000,400
Kraft Heinz Co. (The)	44,000	1,480,160
Mondelez International, Inc. (Class A Stock)	257,900	17,898,260
Mowi ASA (Norway)	9,067	160,262
Nestle SA	2,774	314,006
Orkla ASA (Norway)	1,083	8,089
WH Group Ltd. (Hong Kong), 144A	155,000	81,130
Wilmar International Ltd. (China)	51,600	140,418
		30,116,589
Gas Utilities — 0.0%
Enagas SA (Spain)	362	5,995
Tokyo Gas Co. Ltd. (Japan)	6,600	149,639
UGI Corp.	71,700	1,649,100
		1,804,734
Ground Transportation — 0.4%
CSX Corp.	220,400	6,777,300
Odakyu Electric Railway Co. Ltd. (Japan)	500	7,471
Uber Technologies, Inc.*	108,600	4,994,514
Union Pacific Corp.	21,000	4,276,230
		16,055,515
Health Care Equipment & Supplies — 1.6%
Abbott Laboratories	100,400	9,723,740
Alcon, Inc. (Switzerland)	306	23,613
Baxter International, Inc.	128,500	4,849,590
Boston Scientific Corp.*	335,500	17,714,400
Cochlear Ltd. (Australia)	90	14,741
DENTSPLY SIRONA, Inc.	213,100	7,279,496
GE HealthCare Technologies, Inc.	39,700	2,701,188
Hoya Corp. (Japan)	300	30,725
Intuitive Surgical, Inc.*	52,100	15,228,309
Koninklijke Philips NV (Netherlands)*	1,316	26,257
Medtronic PLC	98,400	7,710,624
Olympus Corp. (Japan)	1,800	23,370
Zimmer Biomet Holdings, Inc.	40,800	4,578,576
		69,904,629
Health Care Providers & Services — 1.7%
Cardinal Health, Inc.	150,800	13,092,456
Cigna Group (The)	7,900	2,259,953
CVS Health Corp.	106,300	7,421,866
Elevance Health, Inc.	30,500	13,280,310
Encompass Health Corp.	20,200	1,356,632
Fresenius Medical Care AG & Co. KGaA (Germany)	299	12,854
Fresenius SE & Co. KGaA (Germany)	1,793	55,691
Humana, Inc.	34,300	16,687,636
Sonic Healthcare Ltd. (Australia)	7,327	139,909

A3

PSF PGIM FLEXIBLE MANAGED PORTFOLIO (continued)
SCHEDULE OF INVESTMENTS	as of September 30, 2023 (unaudited)
	Shares	Value
Common Stocks (continued)
Health Care Providers & Services (cont’d.)
UnitedHealth Group, Inc.	41,100	$20,722,209
		75,029,516
Hotels, Restaurants & Leisure — 1.2%
Accor SA (France)	1,156	38,881
Aristocrat Leisure Ltd. (Australia)	859	22,443
Booking Holdings, Inc.*	2,600	8,018,270
Genting Singapore Ltd. (Singapore)	9,100	5,618
Hilton Worldwide Holdings, Inc.	71,300	10,707,834
Marriott International, Inc. (Class A Stock)	16,800	3,302,208
McDonald’s Corp.	75,100	19,784,344
Oriental Land Co. Ltd. (Japan)	1,600	52,492
Royal Caribbean Cruises Ltd.*	53,600	4,938,704
Sodexo SA (France)	128	13,177
Starbucks Corp.	70,100	6,398,027
Whitbread PLC (United Kingdom)	4,097	172,455
		53,454,453
Household Durables — 0.3%
Berkeley Group Holdings PLC (United Kingdom)	160	7,990
Lennar Corp. (Class A Stock)	61,700	6,924,591
Panasonic Holdings Corp. (Japan)	15,700	177,218
PulteGroup, Inc.(a)	56,500	4,183,825
Sekisui House Ltd. (Japan)	900	17,911
Sony Group Corp. (Japan)	1,700	139,019
Taylor Wimpey PLC (United Kingdom)	5,100	7,274
		11,457,828
Household Products — 0.9%
Colgate-Palmolive Co.	197,700	14,058,447
Essity AB (Sweden) (Class B Stock)	5,924	127,764
Henkel AG & Co. KGaA (Germany)	144	9,080
Kimberly-Clark Corp.	11,200	1,353,520
Procter & Gamble Co. (The)	159,305	23,236,227
Reckitt Benckiser Group PLC (United Kingdom)	1,036	73,060
		38,858,098
Independent Power & Renewable Electricity Producers — 0.1%
AES Corp. (The)	249,800	3,796,960
RWE AG (Germany)	880	32,665
Vistra Corp.	59,400	1,970,892
		5,800,517
Industrial Conglomerates — 0.6%
3M Co.	96,100	8,996,882
General Electric Co.	150,200	16,604,610
Lifco AB (Sweden) (Class B Stock)	336	5,878
Siemens AG (Germany)	1,336	190,926
		25,798,296
Industrial REITs — 0.3%
Americold Realty Trust, Inc.	272,600	8,289,766
Goodman Group (Australia)	13,549	185,700
	Shares	Value
Common Stocks (continued)
Industrial REITs (cont’d.)
Prologis, Inc.	35,200	$3,949,792
		12,425,258
Insurance — 1.3%
Ageas SA/NV (Belgium)	120	4,942
AIA Group Ltd. (Hong Kong)	1,000	8,087
Allianz SE (Germany)	576	137,074
Allstate Corp. (The)	6,900	768,729
American International Group, Inc.	107,800	6,532,680
Assicurazioni Generali SpA (Italy)	8,001	163,320
Assurant, Inc.	24,600	3,532,068
AXA SA (France)	7,833	232,396
Axis Capital Holdings Ltd.	112,600	6,347,262
Dai-ichi Life Holdings, Inc. (Japan)	7,200	148,639
Japan Post Insurance Co. Ltd. (Japan)	400	6,727
Loews Corp.	143,300	9,072,323
Marsh & McLennan Cos., Inc.	65,900	12,540,770
Medibank Private Ltd. (Australia)	63,944	141,133
MetLife, Inc.	232,200	14,607,702
Muenchener Rueckversicherungs-Gesellschaft AG in Muenchen (Germany)	573	223,157
NN Group NV (Netherlands)	669	21,447
QBE Insurance Group Ltd. (Australia)	2,150	21,537
Sompo Holdings, Inc. (Japan)	500	21,429
Suncorp Group Ltd. (Australia)	16,851	150,136
Swiss Re AG	452	46,421
T&D Holdings, Inc. (Japan)	800	13,156
		54,741,135
Interactive Media & Services — 3.5%
Alphabet, Inc. (Class A Stock)*	457,400	59,855,364
Alphabet, Inc. (Class C Stock)*	401,040	52,877,124
Meta Platforms, Inc. (Class A Stock)*	132,850	39,882,899
Scout24 SE (Germany), 144A	1,032	71,557
		152,686,944
IT Services — 0.7%
Accenture PLC (Class A Stock)	6,850	2,103,704
Akamai Technologies, Inc.*	69,700	7,425,838
Cognizant Technology Solutions Corp. (Class A Stock)	202,000	13,683,480
International Business Machines Corp.	51,000	7,155,300
NEC Corp. (Japan)	600	33,134
Obic Co. Ltd. (Japan)	100	15,152
TIS, Inc. (Japan)	3,200	70,365
Wix.com Ltd. (Israel)*(a)	500	45,900
		30,532,873
Leisure Products — 0.0%
Bandai Namco Holdings, Inc. (Japan)	900	18,306
Life Sciences Tools & Services — 0.8%
Azenta, Inc.*	48,400	2,429,196
IQVIA Holdings, Inc.*	11,600	2,282,300
Mettler-Toledo International, Inc.*	2,200	2,437,754
Thermo Fisher Scientific, Inc.	26,500	13,413,505

A4

PSF PGIM FLEXIBLE MANAGED PORTFOLIO (continued)
SCHEDULE OF INVESTMENTS	as of September 30, 2023 (unaudited)
	Shares	Value
Common Stocks (continued)
Life Sciences Tools & Services (cont’d.)
West Pharmaceutical Services, Inc.	35,600	$13,357,476
		33,920,231
Machinery — 0.9%
AGCO Corp.	9,200	1,088,176
Alfa Laval AB (Sweden)	390	13,361
Allison Transmission Holdings, Inc.	57,300	3,384,138
ANDRITZ AG (Austria)	952	47,974
Atlas Copco AB (Sweden) (Class A Stock)	3,904	52,433
Atlas Copco AB (Sweden) (Class B Stock)	2,154	25,191
Caterpillar, Inc.	56,100	15,315,300
CNH Industrial NV (United Kingdom)	1,498	18,185
Daimler Truck Holding AG (Germany)	609	21,086
Deere & Co.	3,500	1,320,830
Epiroc AB (Sweden) (Class A Stock)	890	16,899
Epiroc AB (Sweden) (Class B Stock)	550	8,799
Esab Corp.	17,300	1,214,806
FANUC Corp. (Japan)	1,400	36,410
Flowserve Corp.	19,500	775,515
GEA Group AG (Germany)	3,536	130,317
ITT, Inc.	88,500	8,665,035
Komatsu Ltd. (Japan)	5,900	159,130
Kone OYJ (Finland) (Class B Stock)	490	20,649
Kubota Corp. (Japan)	1,500	22,066
Kurita Water Industries Ltd. (Japan)	200	6,960
Metso OYJ (Finland)	950	9,963
Oshkosh Corp.	25,500	2,433,465
Parker-Hannifin Corp.	10,200	3,973,104
Rational AG (Germany)	49	31,002
Sandvik AB (Sweden)	230	4,232
Schindler Holding AG (Switzerland)	55	10,582
Schindler Holding AG (Switzerland) (Part. Cert.)	56	11,155
SKF AB (Sweden) (Class B Stock)	8,587	142,558
Snap-on, Inc.	5,900	1,504,854
Volvo AB (Sweden) (Class A Stock)	297	6,168
Volvo AB (Sweden) (Class B Stock)	8,676	178,705
Wartsila OYJ Abp (Finland)	684	7,752
		40,656,800
Marine Transportation — 0.0%
AP Moller - Maersk A/S (Denmark) (Class A Stock)	4	7,079
Kuehne + Nagel International AG (Switzerland)	79	22,446
Nippon Yusen KK (Japan)	800	20,772
		50,297
Media — 0.3%
Comcast Corp. (Class A Stock)	328,200	14,552,388
Dentsu Group, Inc. (Japan)	1,700	50,000
Informa PLC (United Kingdom)	17,110	156,240
Publicis Groupe SA (France)	1,525	115,431
		14,874,059
	Shares	Value
Common Stocks (continued)
Metals & Mining — 0.2%
ArcelorMittal SA (Luxembourg)	6,017	$150,642
BHP Group Ltd. (Australia)	12,032	337,989
BlueScope Steel Ltd. (Australia)	10,021	124,095
Fortescue Metals Group Ltd. (Australia)	2,291	30,454
Freeport-McMoRan, Inc.	167,700	6,253,533
Glencore PLC (Australia)	15,372	87,536
IGO Ltd. (Australia)	946	7,592
JFE Holdings, Inc. (Japan)	4,400	64,435
Nippon Steel Corp. (Japan)	6,700	156,969
Norsk Hydro ASA (Norway)	3,316	20,751
Pilbara Minerals Ltd. (Australia)	3,125	8,526
Rio Tinto Ltd. (Australia)	504	36,352
Rio Tinto PLC (Australia)	1,513	95,005
voestalpine AG (Austria)	338	9,202
		7,383,081
Multi-Utilities — 0.3%
Centrica PLC (United Kingdom)	86,865	163,386
DTE Energy Co.	20,400	2,025,312
E.ON SE (Germany)	15,827	187,170
Engie SA (France)	2,487	38,141
NiSource, Inc.	450,300	11,113,404
		13,527,413
Oil, Gas & Consumable Fuels — 2.5%
Ampol Ltd. (Australia)	342	7,384
APA Corp.	244,500	10,048,950
BP PLC (United Kingdom)	49,242	317,411
Chevron Corp.	112,200	18,919,164
Coterra Energy, Inc.	283,400	7,665,970
Eni SpA (Italy)	3,286	52,786
EOG Resources, Inc.	17,100	2,167,596
Equinor ASA (Norway)	1,374	45,029
Exxon Mobil Corp.	335,900	39,495,122
Hess Corp.	36,300	5,553,900
Inpex Corp. (Japan)	10,000	149,983
Marathon Petroleum Corp.	62,300	9,428,482
OMV AG (Austria)	220	10,508
ONEOK, Inc.	62,500	3,964,375
Phillips 66	59,200	7,112,880
Repsol SA (Spain)	7,950	130,770
Shell PLC (Netherlands)	11,956	378,936
TotalEnergies SE (France)	1,383	90,931
		105,540,177
Passenger Airlines — 0.2%
Alaska Air Group, Inc.*	135,700	5,031,756
ANA Holdings, Inc. (Japan)*	700	14,657
Deutsche Lufthansa AG (Germany)*	15,956	126,266
Japan Airlines Co. Ltd. (Japan)	6,700	130,175
Qantas Airways Ltd. (Australia)*	1,323	4,380
Singapore Airlines Ltd. (Singapore)	4,200	19,812
United Airlines Holdings, Inc.*	82,400	3,485,520
		8,812,566
Personal Care Products — 0.0%
L’Oreal SA (France)	334	138,414

A5

PSF PGIM FLEXIBLE MANAGED PORTFOLIO (continued)
SCHEDULE OF INVESTMENTS	as of September 30, 2023 (unaudited)
	Shares	Value
Common Stocks (continued)
Personal Care Products (cont’d.)
Unilever PLC (United Kingdom)	6,295	$311,393
		449,807
Pharmaceuticals — 2.6%
Astellas Pharma, Inc. (Japan)	2,500	34,604
AstraZeneca PLC (United Kingdom)	1,260	169,955
Bristol-Myers Squibb Co.	256,400	14,881,456
Chugai Pharmaceutical Co. Ltd. (Japan)	900	27,751
Elanco Animal Health, Inc.*	66,000	741,840
Eli Lilly & Co.	77,300	41,520,149
GSK PLC	6,451	116,723
Hikma Pharmaceuticals PLC (Jordan)	255	6,475
Ipsen SA (France)	566	74,158
Johnson & Johnson	245,448	38,228,526
Merck & Co., Inc.	71,700	7,381,515
Novartis AG (Switzerland)	4,552	464,890
Novo Nordisk A/S (Denmark) (Class B Stock)	6,458	588,009
Ono Pharmaceutical Co. Ltd. (Japan)	7,000	134,249
Orion OYJ (Finland) (Class B Stock)	323	12,689
Otsuka Holdings Co. Ltd. (Japan)	600	21,303
Pfizer, Inc.	157,300	5,217,641
Roche Holding AG	1,127	307,672
Sanofi	2,980	319,978
Shionogi & Co. Ltd. (Japan)	3,700	165,037
		110,414,620
Professional Services — 0.5%
Automatic Data Processing, Inc.	69,400	16,696,252
BayCurrent Consulting, Inc. (Japan)	2,900	96,636
Concentrix Corp.	36,100	2,891,971
Dun & Bradstreet Holdings, Inc.	105,800	1,056,942
RELX PLC (United Kingdom)	949	32,019
Wolters Kluwer NV (Netherlands)	358	43,345
		20,817,165
Real Estate Management & Development — 0.0%
Hulic Co. Ltd. (Japan)	600	5,380
Mitsui Fudosan Co. Ltd. (Japan)	5,100	112,323
New World Development Co. Ltd. (Hong Kong)	5,000	9,694
Nomura Real Estate Holdings, Inc. (Japan)	4,400	110,465
Swire Pacific Ltd. (Hong Kong) (Class A Stock)	1,500	10,103
Swiss Prime Site AG (Switzerland)	112	10,253
		258,218
Residential REITs — 0.3%
Equity Residential	196,700	11,548,257
Invitation Homes, Inc.	40,500	1,283,445
		12,831,702
Retail REITs — 0.1%
Kimco Realty Corp.	102,300	1,799,457
Klepierre SA (France)	4,298	105,239
	Shares	Value
Common Stocks (continued)
Retail REITs (cont’d.)
Scentre Group (Australia)	7,020	$11,031
Unibail-Rodamco-Westfield (France)*	736	36,193
Vicinity Ltd. (Australia)	74,101	80,307
		2,032,227
Semiconductors & Semiconductor Equipment — 4.5%
Applied Materials, Inc.	43,800	6,064,110
ASML Holding NV (Netherlands)	586	345,008
Broadcom, Inc.	14,400	11,960,352
Disco Corp. (Japan)	400	73,902
Infineon Technologies AG (Germany)	5,299	175,507
Intel Corp.	626,700	22,279,185
KLA Corp.	4,600	2,109,836
Lam Research Corp.	28,500	17,862,945
Lasertec Corp. (Japan)	100	15,551
NVIDIA Corp.	201,000	87,432,990
NXP Semiconductors NV (China)	73,600	14,714,112
ON Semiconductor Corp.*	8,000	743,600
Qorvo, Inc.*	16,500	1,575,255
QUALCOMM, Inc.	187,200	20,790,432
Renesas Electronics Corp. (Japan)*	9,300	142,057
Skyworks Solutions, Inc.	53,500	5,274,565
STMicroelectronics NV (Singapore)	4,184	180,427
		191,739,834
Software — 6.0%
Adobe, Inc.*	10,950	5,583,405
Check Point Software Technologies Ltd. (Israel)*	200	26,656
Intuit, Inc.	41,900	21,408,386
Microsoft Corp.	557,000	175,872,750
Monday.com Ltd.*	100	15,922
NCR Corp.*	384,200	10,361,874
Nice Ltd. (Israel)*	47	8,016
Salesforce, Inc.*	123,000	24,941,940
SAP SE (Germany)	330	42,716
ServiceNow, Inc.*	35,400	19,787,184
Xero Ltd. (New Zealand)*	2,240	161,096
		258,209,945
Specialized REITs — 0.6%
American Tower Corp.	61,500	10,113,675
Digital Realty Trust, Inc.	22,100	2,674,542
Iron Mountain, Inc.	27,900	1,658,655
Public Storage	29,900	7,879,248
Weyerhaeuser Co.	172,200	5,279,652
		27,605,772
Specialty Retail — 1.1%
Advance Auto Parts, Inc.(a)	20,700	1,157,751
Bath & Body Works, Inc.	38,600	1,304,680
H & M Hennes & Mauritz AB (Sweden) (Class B Stock)	676	9,586
Home Depot, Inc. (The)	33,300	10,061,928
Industria de Diseno Textil SA (Spain)	6,019	223,979
JD Sports Fashion PLC (United Kingdom)	76,753	139,424

A6

PSF PGIM FLEXIBLE MANAGED PORTFOLIO (continued)
SCHEDULE OF INVESTMENTS	as of September 30, 2023 (unaudited)
	Shares	Value
Common Stocks (continued)
Specialty Retail (cont’d.)
Lowe’s Cos., Inc.	71,900	$14,943,696
O’Reilly Automotive, Inc.*	1,800	1,635,948
Petco Health & Wellness Co., Inc.*(a)	774,500	3,167,705
TJX Cos., Inc. (The)	125,400	11,145,552
Ulta Beauty, Inc.*	8,100	3,235,545
		47,025,794
Technology Hardware, Storage & Peripherals — 4.1%
Apple, Inc.	995,000	170,353,950
Canon, Inc. (Japan)	2,200	52,995
FUJIFILM Holdings Corp. (Japan)	100	5,785
Hewlett Packard Enterprise Co.	357,200	6,204,564
Ricoh Co. Ltd. (Japan)	1,800	15,530
Seiko Epson Corp. (Japan)	400	6,282
		176,639,106
Textiles, Apparel & Luxury Goods — 0.1%
Cie Financiere Richemont SA (Switzerland) (Class A Stock)	730	88,902
Hermes International SCA (France)	123	224,208
Lululemon Athletica, Inc.*	4,700	1,812,367
LVMH Moet Hennessy Louis Vuitton SE (France)	241	181,914
Skechers USA, Inc. (Class A Stock)*	64,600	3,162,170
		5,469,561
Tobacco — 0.2%
Altria Group, Inc.	76,800	3,229,440
British American Tobacco PLC (United Kingdom)	7,296	229,085
Imperial Brands PLC (United Kingdom)	2,949	59,824
Japan Tobacco, Inc. (Japan)	4,700	108,138
Philip Morris International, Inc.	75,500	6,989,790
		10,616,277
Trading Companies & Distributors — 0.1%
AerCap Holdings NV (Ireland)*	300	18,801
Ashtead Group PLC (United Kingdom)	2,159	130,927
ITOCHU Corp. (Japan)	1,800	65,005
Mitsubishi Corp. (Japan)	1,700	81,006
Mitsui & Co. Ltd. (Japan)	1,900	68,913
MonotaRO Co. Ltd. (Japan)	700	7,463
Toyota Tsusho Corp. (Japan)	300	17,645
W.W. Grainger, Inc.	5,800	4,012,672
		4,402,432
Transportation Infrastructure — 0.0%
Aena SME SA (Spain), 144A	102	15,349
Wireless Telecommunication Services — 0.1%
T-Mobile US, Inc.*	22,700	3,179,135

Total Common Stocks (cost $1,834,586,167)		2,527,152,214
Preferred Stocks — 0.0%
Automobiles — 0.0%
Bayerische Motoren Werke AG (Germany) (PRFC)	87	8,098
	Shares	Value

Preferred Stocks (continued)
Banks — 0.0%
Citigroup Capital XIII, 12.001%(c), 3 Month SOFR + 6.632%, Maturing 10/30/40	22,000	$645,260
Household Products — 0.0%
Henkel AG & Co. KGaA (Germany) (PRFC)	240	17,090

Total Preferred Stocks (cost $575,225)		670,448
Unaffiliated Exchange-Traded Fund — 0.0%
iShares MSCI EAFE ETF(a)	1,288	88,769
(cost $64,988)

Interest Rate	Maturity Date	Principal Amount (000)#
Asset-Backed Securities — 8.1%
Automobiles — 2.0%
Americredit Automobile Receivables Trust,
Series 2023-01, Class C
5.800%	12/18/28	2,100	2,072,519
AmeriCredit Automobile Receivables Trust,
Series 2019-02, Class C
2.740%	04/18/25	108	108,286
Series 2019-03, Class C
2.320%	07/18/25	935	930,215
Series 2020-01, Class C
1.590%	10/20/25	16	15,655
Series 2020-03, Class C
1.060%	08/18/26	15	14,275
Series 2021-02, Class C
1.010%	01/19/27	1,300	1,195,480
Series 2021-02, Class D
1.290%	06/18/27	10	9,032
Series 2021-03, Class C
1.410%	08/18/27	1,300	1,178,373
Avis Budget Rental Car Funding AESOP LLC,
Series 2019-03A, Class A, 144A
2.360%	03/20/26	2,300	2,189,353
Series 2020-01A, Class A, 144A
2.330%	08/20/26	1,800	1,686,610
Series 2021-01A, Class A, 144A
1.380%	08/20/27	3,500	3,088,170
Series 2021-02A, Class A, 144A
1.660%	02/20/28	3,700	3,223,361
Series 2022-01A, Class A, 144A
3.830%	08/21/28	4,200	3,885,172
Series 2023-02A, Class A, 144A
5.200%	10/20/27	2,000	1,950,247
BOF VII AL Funding Trust I,
Series 2023-CAR03, Class A2, 144A
6.291%	07/26/32	3,099	3,082,002
Series 2023-CAR03, Class B, 144A
6.632%	07/26/32	1,168	1,156,480
CarMax Auto Owner Trust,
Series 2020-01, Class B
2.210%	09/15/25	15	14,758

A7

PSF PGIM FLEXIBLE MANAGED PORTFOLIO (continued)
SCHEDULE OF INVESTMENTS	as of September 30, 2023 (unaudited)
Interest Rate	Maturity Date	Principal Amount (000)#		Value
Asset-Backed Securities (continued)
Automobiles (cont’d.)
Series 2021-01, Class D
1.280%	07/15/27		10	$9,222
Series 2021-02, Class C
1.340%	02/16/27		1,100	1,011,999
Series 2021-04, Class C
1.380%	07/15/27		800	721,428
Series 2022-02, Class C
4.260%	12/15/27		25	23,867
Exeter Automobile Receivables Trust,
Series 2021-01A, Class C
0.740%	01/15/26		3	2,770
Series 2021-02A, Class C
0.980%	06/15/26		6	5,888
Series 2021-04A, Class C
1.460%	10/15/27		20	19,347
Ford Auto Securitization Trust (Canada),
Series 2020-AA, Class A3, 144A
1.153%	11/15/25	CAD	2,873	2,056,330
Ford Credit Auto Owner Trust,
Series 2019-01, Class A, 144A
3.520%	07/15/30		2,200	2,184,768
Series 2020-01, Class A, 144A
2.040%	08/15/31		3,600	3,412,748
Series 2020-02, Class A, 144A
1.060%	04/15/33		1,300	1,181,304
Series 2021-02, Class B, 144A
1.910%	05/15/34		500	440,080
Series 2023-01, Class A, 144A
4.850%	08/15/35		4,100	3,971,047
Series 2023-02, Class A, 144A
5.280%	02/15/36		2,900	2,856,075
GM Financial Automobile Leasing Trust,
Series 2023-01, Class C
5.760%	01/20/27		25	24,602
GM Financial Revolving Receivables Trust,
Series 2021-01, Class B, 144A
1.490%	06/12/34		200	174,596
Hertz Vehicle Financing III LLC,
Series 2023-01A, Class A, 144A
5.490%	06/25/27		3,700	3,635,763
Hertz Vehicle Financing III LP,
Series 2021-02A, Class A, 144A
1.680%	12/27/27		1,900	1,666,826
Hertz Vehicle Financing LLC,
Series 2021-01A, Class A, 144A
1.210%	12/26/25		2,100	1,992,904
Series 2022-02A, Class A, 144A
2.330%	06/26/28		4,700	4,150,943
Series 2023-03A, Class A, 144A
5.940%	02/25/28		2,200	2,194,487
OneMain Direct Auto Receivables Trust,
Series 2019-01A, Class A, 144A
3.630%	09/14/27		6,300	6,114,745
Series 2021-01A, Class B, 144A
1.260%	07/14/28		2,600	2,345,878
Series 2023-01A, Class A, 144A
5.410%	11/14/29		4,700	4,626,980
Interest Rate	Maturity Date	Principal Amount (000)#		Value
Asset-Backed Securities (continued)
Automobiles (cont’d.)
Santander Drive Auto Receivables Trust,
Series 2021-02, Class C
0.900%	06/15/26		388	$384,859
Series 2021-02, Class D
1.350%	07/15/27		2,300	2,187,433
Series 2021-03, Class C
0.950%	09/15/27		1,354	1,333,673
Series 2022-01, Class C
2.560%	04/17/28		1,600	1,540,368
Series 2022-03, Class C
4.490%	08/15/29		25	24,158
Series 2023-01, Class C
5.090%	05/15/30		800	780,798
Series 2023-03, Class C
5.770%	11/15/30		1,500	1,478,781
Series 2023-04, Class C
6.040%	12/15/31		2,600	2,590,171
SFS Auto Receivables Securitization Trust,
Series 2023-01A, Class B, 144A
5.710%	01/22/30		300	294,680
Series 2023-01A, Class C, 144A
5.970%	02/20/31		500	489,514
Wheels Fleet Lease Funding LLC,
Series 2023-01A, Class A, 144A
5.800%	04/18/38		4,500	4,471,719
World Omni Select Auto Trust,
Series 2021-A, Class C
1.090%	11/15/27		600	550,389
				86,751,128
Collateralized Loan Obligations — 5.3%
Bain Capital Credit CLO Ltd. (Cayman Islands),
Series 2019-02A, Class AR, 144A, 3 Month LIBOR + 1.100% (Cap N/A, Floor 1.100%)
6.670%(c)	10/17/32		5,000	4,962,500
Balboa Bay Loan Funding Ltd. (Cayman Islands),
Series 2021-01A, Class A, 144A, 3 Month SOFR + 1.462% (Cap N/A, Floor 1.462%)
6.788%(c)	07/20/34		3,750	3,729,375
Battalion CLO Ltd. (Cayman Islands),
Series 2016-10A, Class A1R2, 144A, 3 Month SOFR + 1.432% (Cap N/A, Floor 1.170%)
6.777%(c)	01/25/35		700	694,263
Series 2021-17A, Class A1, 144A, 3 Month SOFR + 1.522% (Cap N/A, Floor 1.260%)
6.848%(c)	03/09/34		4,417	4,365,822
Benefit Street Partners CLO Ltd. (Cayman Islands),
Series 2013-IIA, Class A1R2, 144A, 3 Month SOFR + 1.132% (Cap N/A, Floor 1.132%)
6.440%(c)	07/15/29		318	316,795
Series 2018-16A, Class A1R, 144A, 3 Month SOFR + 1.292% (Cap N/A, Floor 1.030%)
6.600%(c)	01/17/32		10,500	10,449,631
BNPP AM Euro CLO DAC (Ireland),
Series 2018-01A, Class AR, 144A, 3 Month EURIBOR + 0.600% (Cap N/A, Floor 0.600%)
4.263%(c)	04/15/31	EUR	3,000	3,109,045

A8

PSF PGIM FLEXIBLE MANAGED PORTFOLIO (continued)
SCHEDULE OF INVESTMENTS	as of September 30, 2023 (unaudited)
Interest Rate	Maturity Date	Principal Amount (000)#		Value
Asset-Backed Securities (continued)
Collateralized Loan Obligations (cont’d.)
Canyon Capital CLO Ltd. (Cayman Islands),
Series 2017-01A, Class AR, 144A, 3 Month SOFR + 1.262% (Cap N/A, Floor 1.000%)
6.570%(c)	07/15/30		2,921	$2,908,772
Carlyle Euro CLO DAC (Ireland),
Series 2021-02A, Class A1, 144A, 3 Month EURIBOR + 0.990% (Cap N/A, Floor 0.990%)
4.653%(c)	10/15/35	EUR	5,000	5,152,069
Carlyle Global Market Strategies CLO Ltd. (Cayman Islands),
Series 2015-05A, Class A1RR, 144A, 3 Month SOFR + 1.342% (Cap N/A, Floor 1.080%)
6.668%(c)	01/20/32		9,715	9,678,411
CarVal CLO Ltd. (United Kingdom),
Series 2023-01A, Class A1, 144A, 3 Month SOFR + 2.200% (Cap N/A, Floor 2.200%)
7.526%(c)	01/20/35		7,000	7,055,118
CIFC Funding Ltd. (Cayman Islands),
Series 2014-05A, Class A1R2, 144A, 3 Month SOFR + 1.462% (Cap N/A, Floor 1.200%)
6.770%(c)	10/17/31		9,750	9,735,460
Clover CLO Ltd. (Cayman Islands),
Series 2019-02A, Class AR, 144A, 3 Month SOFR + 1.362% (Cap N/A, Floor 1.362%)
6.713%(c)	10/25/33		11,000	10,919,723
Elevation CLO Ltd. (Cayman Islands),
Series 2017-06A, Class A1, 144A, 3 Month SOFR + 1.542% (Cap N/A, Floor 1.542%)
6.850%(c)	07/15/29		281	279,524
Series 2018-03A, Class A1R, 144A, 3 Month SOFR + 1.472% (Cap N/A, Floor 1.210%)
6.823%(c)	01/25/35		7,500	7,374,422
Greenwood Park CLO Ltd. (Cayman Islands),
Series 2018-01A, Class A2, 144A, 3 Month SOFR + 1.272% (Cap N/A, Floor 0.000%)
6.580%(c)	04/15/31		2,000	1,992,828
Greywolf CLO Ltd. (Cayman Islands),
Series 2018-01A, Class A1, 144A, 3 Month SOFR + 1.290% (Cap N/A, Floor 0.000%)
6.641%(c)	04/26/31		4,000	3,981,976
HPS Loan Management Ltd. (Cayman Islands),
Series 2015-06A, Class A1R, 144A, 3 Month SOFR + 1.262% (Cap N/A, Floor 0.000%)
6.631%(c)	02/05/31		225	223,992
Jamestown CLO Ltd. (Cayman Islands),
Series 2019-01A, Class A1, 144A, 3 Month SOFR + 1.732% (Cap N/A, Floor 1.470%)
7.058%(c)	04/20/32		5,750	5,740,281
Series 2019-14A, Class A1AR, 144A, 3 Month SOFR + 1.462% (Cap N/A, Floor 1.200%)
6.788%(c)	10/20/34		4,875	4,796,390
Jefferson Mill CLO Ltd. (Cayman Islands),
Series 2015-01A, Class AR, 144A, 3 Month SOFR + 1.437% (Cap N/A, Floor 0.000%)
6.763%(c)	10/20/31		6,729	6,679,506
Interest Rate	Maturity Date	Principal Amount (000)#		Value
Asset-Backed Securities (continued)
Collateralized Loan Obligations (cont’d.)
KKR Static CLO Ltd. (Cayman Islands),
Series 2022-02A, Class A1, 144A, 3 Month SOFR + 2.220% (Cap N/A, Floor 2.220%)
7.546%(c)	10/20/31		4,867	$4,870,267
LCM Ltd. (Cayman Islands),
Series 34A, Class A1, 144A, 3 Month SOFR + 1.432% (Cap N/A, Floor 1.170%)
6.758%(c)	10/20/34		11,500	11,390,750
MidOcean Credit CLO (Cayman Islands),
Series 2014-03A, Class A1R, 144A, 3 Month SOFR + 1.382% (Cap N/A, Floor 1.120%)
6.715%(c)	04/21/31		2,193	2,176,141
Northwoods Capital Ltd. (Cayman Islands),
Series 2017-15A, Class A1R, 144A, 3 Month SOFR + 1.472% (Cap N/A, Floor 1.472%)
6.869%(c)	06/20/34		9,500	9,432,701
Series 2020-22A, Class AR, 144A, 3 Month SOFR + 1.450% (Cap N/A, Floor 1.450%)
6.727%(c)	09/01/31		5,750	5,714,456
Oaktree CLO Ltd. (Cayman Islands),
Series 2020-01A, Class AR, 144A, 3 Month SOFR + 1.412% (Cap N/A, Floor 1.150%)
6.720%(c)	07/15/34		3,000	2,976,756
Octagon Investment Partners 31 Ltd. (Cayman Islands),
Series 2017-01A, Class AR, 144A, 3 Month SOFR + 1.312% (Cap N/A, Floor 1.050%)
6.638%(c)	07/20/30		3,058	3,048,359
OFSI BSL Ltd. (Cayman Islands),
Series 2023-12A, Class A1, 144A, 3 Month SOFR + 2.400% (Cap N/A, Floor 2.400%)
7.355%(c)	01/20/35		7,000	7,049,333
OZLM Ltd. (Cayman Islands),
Series 2015-11A, Class A1R, 144A, 3 Month SOFR + 1.512% (Cap N/A, Floor 0.000%)
6.881%(c)	10/30/30		988	985,833
Palmer Square CLO Ltd. (Cayman Islands),
Series 2014-01A, Class A1R2, 144A, 3 Month SOFR + 1.392% (Cap N/A, Floor 1.130%)
6.700%(c)	01/17/31		1,193	1,190,854
Series 2018-02A, Class A1A, 144A, 3 Month SOFR + 1.362% (Cap N/A, Floor 0.000%)
6.670%(c)	07/16/31		2,350	2,346,332
Palmer Square European CLO DAC (Ireland),
Series 2022-02A, Class A1, 144A, 3 Month EURIBOR + 2.200% (Cap N/A, Floor 2.200%)
5.863%(c)	01/15/36	EUR	7,500	7,938,113
Park Avenue Institutional Advisers CLO Ltd. (Cayman Islands),
Series 2018-01A, Class A1AR, 144A, 3 Month SOFR + 1.262% (Cap N/A, Floor 1.000%)
6.588%(c)	10/20/31		8,750	8,699,782
Regatta VII Funding Ltd. (Cayman Islands),
Series 2016-01A, Class A1R2, 144A, 3 Month SOFR + 1.412% (Cap N/A, Floor 1.150%)
6.809%(c)	06/20/34		5,500	5,479,667

A9

PSF PGIM FLEXIBLE MANAGED PORTFOLIO (continued)
SCHEDULE OF INVESTMENTS	as of September 30, 2023 (unaudited)
Interest Rate	Maturity Date	Principal Amount (000)#		Value
Asset-Backed Securities (continued)
Collateralized Loan Obligations (cont’d.)
Romark CLO Ltd. (Cayman Islands),
Series 2018-02A, Class A1, 144A, 3 Month SOFR + 1.437% (Cap N/A, Floor 1.175%)
6.788%(c)	07/25/31		1,000	$994,901
Sound Point CLO Ltd. (Cayman Islands),
Series 2013-01A, Class A1R, 144A, 3 Month SOFR + 1.332% (Cap N/A, Floor 1.332%)
6.682%(c)	01/26/31		4,163	4,133,980
Series 2019-01A, Class AR, 144A, 3 Month SOFR + 1.342% (Cap N/A, Floor 1.080%)
6.668%(c)	01/20/32		1,240	1,228,083
TCW CLO Ltd. (Cayman Islands),
Series 2021-02A, Class AS, 144A, 3 Month LIBOR + 1.180% (Cap N/A, Floor 1.180%)
6.793%(c)	07/25/34		6,750	6,663,499
Telos CLO Ltd. (Cayman Islands),
Series 2013-04A, Class AR, 144A, 3 Month SOFR + 1.502% (Cap N/A, Floor 0.000%)
6.810%(c)	01/17/30		1,647	1,637,881
Toro European CLO DAC (Ireland),
Series 02A, Class ARR, 144A, 3 Month EURIBOR + 0.990% (Cap N/A, Floor 0.990%)
4.711%(c)	07/25/34	EUR	4,500	4,647,220
Trimaran Cavu Ltd.,
Series 2019-01A, Class A1, 144A, 3 Month SOFR + 1.722% (Cap N/A, Floor 1.460%)
7.048%(c)	07/20/32		3,000	2,995,677
TSTAT Ltd. (Bermuda),
Series 2022-02A, Class A1, 144A, 3 Month SOFR + 2.370% (Cap N/A, Floor 2.370%)
7.696%(c)	01/20/31		8,316	8,330,511
Venture CLO Ltd. (Cayman Islands),
Series 2021-42A, Class A1A, 144A, 3 Month SOFR + 1.392% (Cap N/A, Floor 1.130%)
6.700%(c)	04/15/34		10,000	9,801,086
Wellfleet CLO Ltd. (Cayman Islands),
Series 2018-01A, Class A, 144A, 3 Month SOFR + 1.362% (Cap N/A, Floor 1.100%)
6.670%(c)	07/17/31		3,500	3,477,029
Series 2018-02A, Class A1, 144A, 3 Month SOFR + 1.462% (Cap N/A, Floor 1.200%)
6.788%(c)	10/20/31		5,750	5,735,625
Wellfleet CLO Ltd.,
Series 2017-03A, Class A1, 144A, 3 Month SOFR + 1.412% (Cap N/A, Floor 1.150%)
6.720%(c)	01/17/31		2,674	2,660,021
				229,750,760
Consumer Loans — 0.3%
OneMain Financial Issuance Trust,
Series 2020-01A, Class A, 144A
3.840%	05/14/32		71	70,901
Series 2020-02A, Class A, 144A
1.750%	09/14/35		2,900	2,601,936
Series 2021-01A, Class A2, 144A, 30 Day Average SOFR + 0.760% (Cap N/A, Floor 0.000%)
6.073%(c)	06/16/36		2,800	2,739,643
Interest Rate	Maturity Date	Principal Amount (000)#		Value
Asset-Backed Securities (continued)
Consumer Loans (cont’d.)
Series 2022-02A, Class A, 144A
4.890%	10/14/34		2,050	$2,006,803
Series 2023-02A, Class A1, 144A
5.840%	09/15/36		5,400	5,361,797
				12,781,080
Equipment — 0.2%
CNH Equipment Trust,
Series 2019-C, Class B
2.350%	04/15/27		20	19,972
MMAF Equipment Finance LLC,
Series 2017-B, Class A5, 144A
2.720%	06/15/40		1,626	1,586,691
Series 2019-A, Class A5, 144A
3.080%	11/12/41		2,500	2,445,234
Series 2019-B, Class A5, 144A
2.290%	11/12/41		2,400	2,222,236
				6,274,133
Home Equity Loans — 0.0%
Towd Point HE Trust,
Series 2023-01, Class A1A, 144A
6.875%	02/25/63		440	438,985
Other — 0.1%
Home Partners of America Trust,
Series 2021-03, Class A, 144A
2.200%	01/17/41		805	681,136
TH MSR Issuer Trust,
Series 2019-FT01, Class A, 144A, 1 Month SOFR + 2.914% (Cap N/A, Floor 2.800%)
8.234%(c)	06/25/24		1,650	1,604,419
				2,285,555
Residential Mortgage-Backed Securities — 0.0%
Long Beach Mortgage Loan Trust,
Series 2004-02, Class M1, 1 Month SOFR + 0.909% (Cap N/A, Floor 0.795%)
6.229%(c)	06/25/34		102	98,710
TFS (Spain),
Series 2018-03, Class A1
0.000%(s)	04/16/40^	EUR	—(r)	1
Series 2018-03, Class A1, 1 Month EURIBOR + 3.000%
6.925%(c)	03/15/26^	EUR	1,082	972,075
				1,070,786
Student Loans — 0.2%
Commonbond Student Loan Trust,
Series 2017-BGS, Class A1, 144A
2.680%	09/25/42		638	573,993
Series 2018-AGS, Class A1, 144A
3.210%	02/25/44		461	419,569
Series 2018-CGS, Class A1, 144A
3.870%	02/25/46		131	121,920
Laurel Road Prime Student Loan Trust,
Series 2017-C, Class A2B, 144A
2.810%	11/25/42		39	38,261

A10

PSF PGIM FLEXIBLE MANAGED PORTFOLIO (continued)
SCHEDULE OF INVESTMENTS	as of September 30, 2023 (unaudited)
Interest Rate	Maturity Date	Principal Amount (000)#	Value
Asset-Backed Securities (continued)
Student Loans (cont’d.)
Series 2018-B, Class A2FX, 144A
3.540%	05/26/43	97	$96,364
Series 2019-A, Class A2FX, 144A
2.730%	10/25/48	180	174,276
Navient Private Education Refi Loan Trust,
Series 2018-CA, Class A2, 144A
3.520%	06/16/42	120	118,040
Series 2019-CA, Class A2, 144A
3.130%	02/15/68	654	619,737
Series 2020-BA, Class A2, 144A
2.120%	01/15/69	733	664,892
Pennsylvania Higher Education Assistance Agency,
Series 2021-01A, Class A, 144A, 30 Day Average SOFR + 0.644% (Cap N/A, Floor 0.530%)
5.959%(c)	05/25/70	1,604	1,573,160
SoFi Professional Loan Program LLC,
Series 2019-A, Class A2FX, 144A
3.690%	06/15/48	539	515,487
Series 2019-B, Class A2FX, 144A
3.090%	08/17/48	662	621,493
Series 2019-C, Class A2FX, 144A
2.370%	11/16/48	1,036	951,157
SoFi Professional Loan Program Trust,
Series 2018-B, Class A2FX, 144A
3.340%	08/25/47	540	522,687
Series 2020-A, Class A2FX, 144A
2.540%	05/15/46	1,348	1,233,366
			8,244,402

Total Asset-Backed Securities (cost $355,364,560)			347,596,829
Commercial Mortgage-Backed Securities — 5.0%
Arbor Multifamily Mortgage Securities Trust,
Series 2021-MF03, Class A3, 144A
2.168%	10/15/54	8,000	6,723,354
Series 2021-MF03, Class ASB, 144A
2.378%	10/15/54	3,800	3,194,528
Assurant Commercial Mortgage Trust,
Series 2016-01A, Class AS, 144A
3.172%	05/15/49	2,427	2,328,457
BANK,
Series 2017-BNK04, Class A3
3.362%	05/15/50	6,465	5,968,993
Series 2021-BN35, Class A3
1.717%	06/15/64	4,900	4,009,522
Series 2021-BN35, Class ASB
2.067%	06/15/64	3,200	2,662,163
BANK5,
Series 2023-5YR01, Class A3
6.260%(cc)	04/15/56	10,000	10,020,431
Barclays Commercial Mortgage Securities Trust,
Series 2018-C02, Class A4
4.047%	12/15/51	5,400	4,954,503
Series 2019-BWAY, Class D, 144A, 1 Month SOFR + 2.274% (Cap N/A, Floor 2.160%)
7.606%(c)	11/15/34	10	3,814
Interest Rate	Maturity Date	Principal Amount (000)#	Value

Commercial Mortgage-Backed Securities (continued)
Series 2020-BID, Class A, 144A, 1 Month SOFR + 2.254% (Cap N/A, Floor 2.140%)
7.587%(c)	10/15/37	20	$19,044
Benchmark Mortgage Trust,
Series 2018-B03, Class A4
3.761%	04/10/51	5,000	4,571,340
Series 2018-B08, Class A4
3.963%	01/15/52	8,200	7,547,960
Series 2021-B24, Class A3
2.010%	03/15/54	2,900	2,397,615
Series 2023-B38, Class A3
5.793%	04/15/56	5,000	4,904,603
Series 2023-B39, Class A2
6.794%(cc)	07/15/56	5,000	5,043,741
BXP Trust,
Series 2021-601L, Class A, 144A
2.618%	01/15/44	7,750	5,710,488
Cantor Commercial Real Estate Lending,
Series 2019-CF02, Class A3
2.647%	11/15/52	8,000	7,447,393
CD Mortgage Trust,
Series 2016-CD02, Class A4
3.526%(cc)	11/10/49	10	9,089
Citigroup Commercial Mortgage Trust,
Series 2014-GC21, Class A4
3.575%	05/10/47	831	824,601
Series 2014-GC23, Class A3
3.356%	07/10/47	1,530	1,504,608
Series 2015-GC33, Class A4
3.778%	09/10/58	10	9,378
Series 2016-C01, Class A3
2.944%	05/10/49	5,000	4,644,356
Series 2016-GC37, Class A3
3.050%	04/10/49	3,560	3,372,661
Series 2017-P07, Class A3
3.442%	04/14/50	4,900	4,484,783
Commercial Mortgage Trust,
Series 2014-CR18, Class A4
3.550%	07/15/47	1,005	986,253
Series 2014-CR18, Class A5
3.828%	07/15/47	3,910	3,838,975
Series 2014-CR20, Class A3
3.326%	11/10/47	4,083	3,994,044
Series 2014-UBS02, Class A5
3.961%	03/10/47	25	24,810
Series 2015-CR23, Class A3
3.230%	05/10/48	21	20,747
Series 2015-CR24, Class A5
3.696%	08/10/48	10	9,553
Series 2015-CR27, Class A3
3.349%	10/10/48	5,938	5,688,513
Series 2015-LC21, Class A4
3.708%	07/10/48	10	9,573
CSAIL Commercial Mortgage Trust,
Series 2015-C04, Class A3
3.544%	11/15/48	2,979	2,861,039

A11

PSF PGIM FLEXIBLE MANAGED PORTFOLIO (continued)
SCHEDULE OF INVESTMENTS	as of September 30, 2023 (unaudited)
Interest Rate	Maturity Date	Principal Amount (000)#	Value

Commercial Mortgage-Backed Securities (continued)
Series 2017-C08, Class A3
3.127%	06/15/50	5,052	$4,508,104
FHLMC Multifamily Structured Pass-Through Certificates,
Series K055, Class X1, IO
1.473%(cc)	03/25/26	12,663	358,264
Series K068, Class A1
2.952%	02/25/27	5	5,224
GS Mortgage Securities Corp. Trust,
Series 2021-RENT, Class A, 144A, 1 Month SOFR + 0.814% (Cap N/A, Floor 0.700%)
6.147%(c)	11/21/35	1,534	1,454,523
GS Mortgage Securities Trust,
Series 2015-GC28, Class A4
3.136%	02/10/48	3,684	3,592,821
Series 2015-GC32, Class A3
3.498%	07/10/48	4,947	4,716,868
Series 2015-GC32, Class A4
3.764%	07/10/48	10	9,533
Series 2016-GS03, Class A3
2.592%	10/10/49	5,368	4,889,586
Series 2016-GS04, Class A3
3.178%	11/10/49	5,219	4,821,940
Series 2018-GS09, Class A4
3.992%(cc)	03/10/51	10	9,035
Series 2020-GSA02, Class A4
1.721%	12/12/53	6,000	4,603,340
Series 2021-GSA03, Class A4
2.369%	12/15/54	5,800	4,426,157
JPMBB Commercial Mortgage Securities Trust,
Series 2014-C25, Class A4A1
3.408%	11/15/47	653	631,205
Series 2015-C27, Class A3A1
2.920%	02/15/48	4,719	4,459,155
Series 2015-C30, Class A5
3.822%	07/15/48	10	9,411
MHC Commercial Mortgage Trust,
Series 2021-MHC, Class C, 144A, 1 Month SOFR + 1.465% (Cap N/A, Floor 1.351%)
6.797%(c)	04/15/38	2,768	2,717,143
Morgan Stanley Capital I Trust,
Series 2016-BNK02, Class A3
2.791%	11/15/49	3,000	2,710,714
Series 2016-UB11, Class A3
2.531%	08/15/49	10,156	9,247,278
Series 2018-H04, Class A3
4.043%	12/15/51	1,900	1,740,412
Series 2019-H07, Class A2
2.492%	07/15/52	13,500	13,057,016
Series 2019-MEAD, Class D, 144A
3.283%(cc)	11/10/36	10	8,350
UBS Commercial Mortgage Trust,
Series 2017-C02, Class ASB
3.264%	08/15/50	2,689	2,561,971
Series 2017-C05, Class A4
3.212%	11/15/50	6,750	6,153,356
Interest Rate	Maturity Date	Principal Amount (000)#	Value

Commercial Mortgage-Backed Securities (continued)
Series 2018-C09, Class A3
3.854%	03/15/51	2,189	$1,991,954
Series 2018-C14, Class A3
4.180%	12/15/51	3,351	3,073,239
Wells Fargo Commercial Mortgage Trust,
Series 2015-C30, Class A4
3.664%	09/15/58	10	9,527
Series 2015-NXS02, Class A5
3.767%(cc)	07/15/58	10	9,489
Series 2016-NXS06, Class A3
2.642%	11/15/49	8,000	7,360,484
Series 2017-C38, Class A4
3.190%	07/15/50	4,226	3,845,673
Series 2018-C48, Class A4
4.037%	01/15/52	6,854	6,355,137
Series 2020-C58, Class A3
1.810%	07/15/53	7,100	5,552,507

Total Commercial Mortgage-Backed Securities (cost $238,083,436)			214,680,348
Corporate Bonds — 10.7%
Aerospace & Defense — 0.2%
Boeing Co. (The),
Sr. Unsec’d. Notes
2.196%	02/04/26	2,160	1,984,333
3.300%	03/01/35	2,900	2,177,895
3.900%	05/01/49	2,175	1,512,831
L3Harris Technologies, Inc.,
Sr. Unsec’d. Notes
4.854%	04/27/35	10	9,115
RTX Corp.,
Sr. Unsec’d. Notes
4.125%	11/16/28	1,270	1,182,316
			6,866,490
Agriculture — 0.4%
Altria Group, Inc.,
Gtd. Notes
3.400%	02/04/41	2,545	1,648,283
BAT Capital Corp. (United Kingdom),
Gtd. Notes
2.259%	03/25/28	5,140	4,340,953
3.557%	08/15/27	105	95,984
6.343%	08/02/30	550	541,313
BAT International Finance PLC (United Kingdom),
Gtd. Notes
4.448%	03/16/28	1,500	1,398,445
5.931%	02/02/29	170	166,835
Philip Morris International, Inc.,
Sr. Unsec’d. Notes
5.125%	02/15/30(h)	5,150	4,939,740
5.375%	02/15/33	780	737,379
5.500%	09/07/30	1,732	1,683,523

A12

PSF PGIM FLEXIBLE MANAGED PORTFOLIO (continued)
SCHEDULE OF INVESTMENTS	as of September 30, 2023 (unaudited)
Interest Rate	Maturity Date	Principal Amount (000)#	Value

Corporate Bonds (continued)
Agriculture (cont’d.)
Vector Group Ltd.,
Sr. Sec’d. Notes, 144A
5.750%	02/01/29	1,250	$1,061,843
			16,614,298
Airlines — 0.1%
American Airlines 2014-1 Class A Pass-Through Trust,
Pass-Through Certificates
3.700%	04/01/28	3	2,516
American Airlines 2015-1 Class A Pass-Through Trust,
Pass-Through Certificates
3.375%	11/01/28	1,958	1,745,722
American Airlines 2019-1 Class AA Pass-Through Trust,
Pass-Through Certificates
3.150%	08/15/33	20	17,343
Continental Airlines 2012-2 Class A Pass-Through Trust,
Pass-Through Certificates
4.000%	04/29/26	371	362,696
Southwest Airlines Co.,
Sr. Unsec’d. Notes
5.125%	06/15/27	905	881,957
United Airlines 2018-1 Class A Pass-Through Trust,
Pass-Through Certificates
3.700%	09/01/31	23	19,525
United Airlines, Inc.,
Sr. Sec’d. Notes, 144A
4.375%	04/15/26	840	777,296
4.625%	04/15/29	165	141,955
			3,949,010
Apparel — 0.0%
Wolverine World Wide, Inc.,
Gtd. Notes, 144A
4.000%	08/15/29(a)	725	537,315
Auto Manufacturers — 0.2%
Daimler Truck Finance North America LLC (Germany),
Gtd. Notes, 144A
1.625%	12/13/24	5,350	5,078,026
Ford Motor Co.,
Sr. Unsec’d. Notes
5.291%	12/08/46	1,220	927,208
Ford Motor Credit Co. LLC,
Sr. Unsec’d. Notes
2.900%	02/16/28	200	169,978
3.375%	11/13/25	325	301,460
General Motors Co.,
Sr. Unsec’d. Notes
4.000%	04/01/25	5	4,837
6.250%	10/02/43	980	875,393
6.600%	04/01/36	760	737,815
General Motors Financial Co., Inc.,
Gtd. Notes
3.950%	04/13/24	2,800	2,763,387
Interest Rate	Maturity Date	Principal Amount (000)#	Value

Corporate Bonds (continued)
Auto Manufacturers (cont’d.)
PACCAR Financial Corp.,
Sr. Unsec’d. Notes, MTN
0.900%	11/08/24	20	$18,970
			10,877,074
Banks — 3.4%
Banco Santander SA (Spain),
Sr. Unsec’d. Notes
2.746%	05/28/25	1,000	941,862
Bank Gospodarstwa Krajowego (Poland),
Gov’t. Gtd. Notes, 144A, MTN
5.375%	05/22/33	1,525	1,433,500
Bank of America Corp.,
Jr. Sub. Notes, Series JJ
5.125%(ff)	06/20/24(oo)	1,665	1,618,729
Sr. Unsec’d. Notes
0.976%(ff)	04/22/25	25	24,220
2.592%(ff)	04/29/31	50	40,148
5.080%(ff)	01/20/27	25	24,434
5.288%(ff)	04/25/34	5,040	4,689,104
Sr. Unsec’d. Notes, MTN
1.898%(ff)	07/23/31	2,600	1,974,463
2.496%(ff)	02/13/31	3,085	2,473,247
3.824%(ff)	01/20/28	955	886,354
4.244%(ff)	04/24/38	20	16,448
4.271%(ff)	07/23/29	510	469,793
Sr. Unsec’d. Notes, Series N
1.658%(ff)	03/11/27	2,550	2,287,431
Sub. Notes, MTN
4.000%	01/22/25	2,000	1,945,899
4.450%	03/03/26	8,455	8,143,644
Bank of America NA,
Sub. Notes
6.000%	10/15/36	410	411,169
Bank of Montreal (Canada),
Sr. Unsec’d. Notes, MTN
2.650%	03/08/27	35	31,543
Barclays PLC (United Kingdom),
Sr. Unsec’d. Notes
3.650%	03/16/25	850	818,122
3.932%(ff)	05/07/25	585	576,128
Sr. Unsec’d. Notes, MTN
4.972%(ff)	05/16/29	3,825	3,577,468
BNP Paribas SA (France),
Sr. Unsec’d. Notes, 144A
2.219%(ff)	06/09/26	2,480	2,312,056
3.132%(ff)	01/20/33	1,505	1,182,016
5.335%(ff)	06/12/29	790	766,913
Citigroup, Inc.,
Jr. Sub. Notes, Series V
4.700%(ff)	01/30/25(oo)	1,400	1,269,308
Sr. Unsec’d. Notes
2.561%(ff)	05/01/32	1,260	973,743
3.200%	10/21/26	1,870	1,726,760
3.700%	01/12/26	6,180	5,876,776
3.887%(ff)	01/10/28	35	32,625

A13

PSF PGIM FLEXIBLE MANAGED PORTFOLIO (continued)
SCHEDULE OF INVESTMENTS	as of September 30, 2023 (unaudited)
Interest Rate	Maturity Date	Principal Amount (000)#	Value

Corporate Bonds (continued)
Banks (cont’d.)
Sub. Notes
4.450%	09/29/27	5,975	$5,605,875
4.600%	03/09/26	10	9,654
4.750%	05/18/46	820	637,275
Credit Agricole SA (France),
Sr. Unsec’d. Notes, 144A, MTN
1.907%(ff)	06/16/26	1,160	1,078,178
Deutsche Bank AG (Germany),
Sr. Unsec’d. Notes
2.129%(ff)	11/24/26	440	398,269
7.146%(ff)	07/13/27	800	804,771
Discover Bank,
Sr. Unsec’d. Notes
4.250%	03/13/26	970	917,226
Fifth Third Bancorp,
Sub. Notes
4.300%	01/16/24	10	9,909
Goldman Sachs Group, Inc. (The),
Sr. Unsec’d. Notes
2.650%(ff)	10/21/32	35	27,052
3.102%(ff)	02/24/33	7,000	5,597,620
3.500%	01/23/25	4,115	3,981,241
3.750%	02/25/26	1,010	960,147
3.814%(ff)	04/23/29	540	490,376
3.850%	01/26/27	2,920	2,738,346
Sub. Notes
5.150%	05/22/45	5	4,287
6.750%	10/01/37	104	105,183
Intesa Sanpaolo SpA (Italy),
Sr. Unsec’d. Notes, 144A
7.778%(ff)	06/20/54	835	749,438
JPMorgan Chase & Co.,
Jr. Sub. Notes, Series HH
4.600%(ff)	02/01/25(oo)	1,645	1,540,619
Jr. Sub. Notes, Series II
4.000%(ff)	04/01/25(a)(oo)	1,045	953,220
Sr. Unsec’d. Notes
1.953%(ff)	02/04/32	4,530	3,431,634
3.782%(ff)	02/01/28	695	646,849
3.882%(ff)	07/24/38	20	15,947
3.964%(ff)	11/15/48	3,250	2,368,138
4.005%(ff)	04/23/29	2,170	1,999,362
4.452%(ff)	12/05/29	3,350	3,121,413
5.299%(ff)	07/24/29	2,740	2,666,241
5.350%(ff)	06/01/34	20	18,983
Sub. Notes
2.956%(ff)	05/13/31	15	12,347
3.875%	09/10/24	3,775	3,696,470
KeyCorp,
Sr. Unsec’d. Notes, MTN
2.250%	04/06/27	25	21,221
Mitsubishi UFJ Financial Group, Inc. (Japan),
Sr. Unsec’d. Notes
5.242%(ff)	04/19/29	2,760	2,674,348
Interest Rate	Maturity Date	Principal Amount (000)#	Value

Corporate Bonds (continued)
Banks (cont’d.)
Morgan Stanley,
Sr. Unsec’d. Notes
5.123%(ff)	02/01/29	8,475	$8,165,139
5.449%(ff)	07/20/29	1,975	1,924,748
6.342%(ff)	10/18/33	2,000	2,014,168
Sr. Unsec’d. Notes, GMTN
2.239%(ff)	07/21/32	630	474,953
3.875%	01/27/26	675	644,924
4.431%(ff)	01/23/30	515	475,608
Sr. Unsec’d. Notes, MTN
2.188%(ff)	04/28/26	25	23,479
3.591%(cc)	07/22/28	1,255	1,143,671
4.300%	01/27/45	5	3,952
Sub. Notes, GMTN
4.350%	09/08/26	3,825	3,647,144
PNC Financial Services Group, Inc. (The),
Sr. Unsec’d. Notes
4.758%(ff)	01/26/27	35	33,995
Societe Generale SA (France),
Sr. Unsec’d. Notes, 144A
1.488%(ff)	12/14/26	4,400	3,937,352
Sr. Unsec’d. Notes, 144A, MTN
6.447%(ff)	01/12/27	1,495	1,493,096
State Bank of India (India),
Sr. Unsec’d. Notes, 144A
4.375%	01/24/24	1,925	1,914,740
State Street Corp.,
Sr. Unsec’d. Notes
4.857%(ff)	01/26/26	10	9,831
Sumitomo Mitsui Financial Group, Inc. (Japan),
Sr. Unsec’d. Notes
5.880%	07/13/26	3,945	3,942,180
Sumitomo Mitsui Trust Bank Ltd. (Japan),
Sr. Unsec’d. Notes, 144A, MTN
5.650%	03/09/26	1,040	1,032,957
Texas Capital Bank NA,
Sr. Unsec’d. Notes, 144A, 3 Month LIBOR + 4.500%
10.156%(c)	09/30/24	1,942	1,924,447
Toronto-Dominion Bank (The) (Canada),
Sr. Unsec’d. Notes, MTN
1.150%	06/12/25	35	32,381
Truist Financial Corp.,
Sr. Unsec’d. Notes, MTN
1.950%	06/05/30	10	7,632
UBS Group AG (Switzerland),
Sr. Unsec’d. Notes
4.550%	04/17/26	5,000	4,795,969
Sr. Unsec’d. Notes, 144A
2.193%(ff)	06/05/26	1,560	1,450,800
3.091%(ff)	05/14/32	885	700,675
4.282%	01/09/28	1,370	1,260,271
Wells Fargo & Co.,
Sr. Unsec’d. Notes
2.188%(ff)	04/30/26	50	46,938
5.389%(ff)	04/24/34	1,500	1,404,793

A14

PSF PGIM FLEXIBLE MANAGED PORTFOLIO (continued)
SCHEDULE OF INVESTMENTS	as of September 30, 2023 (unaudited)
Interest Rate	Maturity Date	Principal Amount (000)#	Value

Corporate Bonds (continued)
Banks (cont’d.)
Sr. Unsec’d. Notes, MTN
2.572%(ff)	02/11/31	4,175	$3,374,993
4.897%(ff)	07/25/33	3,500	3,168,442
5.574%(ff)	07/25/29	3,660	3,570,269
			146,425,089
Beverages — 0.1%
Anheuser-Busch Cos. LLC/Anheuser-Busch InBev Worldwide, Inc. (Belgium),
Gtd. Notes
4.900%	02/01/46	630	546,496
Anheuser-Busch InBev Worldwide, Inc. (Belgium),
Gtd. Notes
3.500%	06/01/30	25	22,258
4.600%	04/15/48	360	304,576
8.000%	11/15/39(h)	1,285	1,528,313
8.200%	01/15/39	250	305,126
Constellation Brands, Inc.,
Sr. Unsec’d. Notes
2.250%	08/01/31	1,015	789,611
			3,496,380
Biotechnology — 0.1%
Amgen, Inc.,
Sr. Unsec’d. Notes
2.800%	08/15/41	4,050	2,620,452
Biogen, Inc.,
Sr. Unsec’d. Notes
2.250%	05/01/30	40	31,918
			2,652,370
Building Materials — 0.0%
Masonite International Corp.,
Gtd. Notes, 144A
3.500%	02/15/30	550	445,500
Standard Industries, Inc.,
Sr. Unsec’d. Notes, 144A
4.375%	07/15/30	760	629,480
4.750%	01/15/28	700	631,381
			1,706,361
Chemicals — 0.1%
Air Products & Chemicals, Inc.,
Sr. Unsec’d. Notes
1.500%	10/15/25	5	4,621
Dow Chemical Co. (The),
Sr. Unsec’d. Notes
4.375%	11/15/42	95	74,159
6.900%	05/15/53	35	36,700
9.400%	05/15/39	155	196,027
NOVA Chemicals Corp. (Canada),
Sr. Unsec’d. Notes, 144A
4.875%	06/01/24	1,300	1,277,250
Sasol Financing USA LLC (South Africa),
Gtd. Notes
5.875%	03/27/24	700	690,032
Interest Rate	Maturity Date	Principal Amount (000)#		Value

Corporate Bonds (continued)
Chemicals (cont’d.)
6.500%	09/27/28(a)		670	$596,816
				2,875,605
Commercial Services — 0.2%
DP World Ltd. (United Arab Emirates),
Sr. Unsec’d. Notes, 144A
2.375%	09/25/26	EUR	693	685,483
ERAC USA Finance LLC,
Gtd. Notes, 144A
4.200%	11/01/46		975	747,024
6.700%	06/01/34		420	442,852
7.000%	10/15/37		380	410,795
George Washington University (The),
Unsec’d. Notes, Series 2014
4.300%	09/15/44		5	4,072
Georgetown University (The),
Sr. Unsec’d. Notes
5.115%	04/01/53		695	632,131
Massachusetts Institute of Technology,
Unsec’d. Notes
3.885%	07/01/2116		1,500	1,028,796
Northwestern University,
Unsec’d. Notes, Series 2020
2.640%	12/01/50		20	12,198
PayPal Holdings, Inc.,
Sr. Unsec’d. Notes
2.400%	10/01/24		30	29,028
RELX Capital, Inc. (United Kingdom),
Gtd. Notes
3.000%	05/22/30		10	8,547
Transurban Finance Co. Pty Ltd. (Australia),
Sr. Sec’d. Notes, 144A
4.125%	02/02/26		5	4,794
United Rentals North America, Inc.,
Gtd. Notes
3.750%	01/15/32		325	262,249
4.875%	01/15/28(a)		1,190	1,113,859
5.250%	01/15/30		385	355,194
University of Miami,
Sr. Unsec’d. Notes, Series 2022
4.063%	04/01/52		1,170	887,772
University of Southern California,
Sr. Unsec’d. Notes
4.976%	10/01/53		1,515	1,389,440
				8,014,234
Computers — 0.0%
Apple, Inc.,
Sr. Unsec’d. Notes
1.650%	05/11/30		15	12,150
3.200%	05/13/25		25	24,168
				36,318

A15

PSF PGIM FLEXIBLE MANAGED PORTFOLIO (continued)
SCHEDULE OF INVESTMENTS	as of September 30, 2023 (unaudited)
Interest Rate	Maturity Date	Principal Amount (000)#	Value

Corporate Bonds (continued)
Distribution/Wholesale — 0.0%
Ritchie Bros Holdings, Inc. (Canada),
Sr. Sec’d. Notes, 144A
6.750%	03/15/28	75	$74,828
Diversified Financial Services — 0.3%
BOC Aviation USA Corp. (China),
Gtd. Notes, 144A, MTN
1.625%	04/29/24	670	652,824
Cantor Fitzgerald LP,
Sr. Unsec’d. Notes, 144A
4.500%	04/14/27	4,985	4,639,537
Capital One Financial Corp.,
Sr. Unsec’d. Notes
3.650%	05/11/27	20	18,274
CDP Financial, Inc. (Canada),
Gtd. Notes, 144A
3.150%	07/24/24	480	470,290
Discover Financial Services,
Sr. Unsec’d. Notes
3.750%	03/04/25	5	4,791
Jefferies Financial Group, Inc.,
Sr. Unsec’d. Notes
5.875%	07/21/28	2,600	2,543,807
Nomura Holdings, Inc. (Japan),
Sr. Unsec’d. Notes
2.608%	07/14/31	2,055	1,566,888
6.070%	07/12/28	3,355	3,321,212
OneMain Finance Corp.,
Gtd. Notes
8.250%	10/01/23	1,600	1,600,000
Private Export Funding Corp.,
U.S. Gov’t. Gtd. Notes, Series NN
3.250%	06/15/25	330	316,741
			15,134,364
Electric — 1.2%
Abu Dhabi National Energy Co. PJSC (United Arab Emirates),
Sr. Unsec’d. Notes, 144A, MTN
2.000%	04/29/28	525	454,655
AEP Texas, Inc.,
Sr. Unsec’d. Notes
3.950%	06/01/28	2,910	2,696,662
Alfa Desarrollo SpA (Chile),
Sr. Sec’d. Notes, 144A
4.550%	09/27/51	626	426,760
Appalachian Power Co.,
Sr. Unsec’d. Notes
4.450%	06/01/45	10	7,704
Baltimore Gas & Electric Co.,
Sr. Unsec’d. Notes
6.350%	10/01/36	550	567,076
Berkshire Hathaway Energy Co.,
Sr. Unsec’d. Notes
3.800%	07/15/48	15	10,437
5.950%	05/15/37	305	298,456
Interest Rate	Maturity Date	Principal Amount (000)#	Value

Corporate Bonds (continued)
Electric (cont’d.)
Calpine Corp.,
Sr. Sec’d. Notes, 144A
3.750%	03/01/31	2,000	$1,610,422
CenterPoint Energy Houston Electric LLC,
General Ref. Mortgage, Series K2
6.950%	03/15/33	590	641,679
Comision Federal de Electricidad (Mexico),
Gtd. Notes, 144A
4.688%	05/15/29	1,400	1,253,000
Commonwealth Edison Co.,
First Mortgage, Series 123
3.750%	08/15/47	1,610	1,156,407
Connecticut Light & Power Co. (The),
First Mortgage, Series A
2.050%	07/01/31	3,255	2,541,944
Consolidated Edison Co. of New York, Inc.,
Sr. Unsec’d. Notes, Series 09-C
5.500%	12/01/39	220	201,845
Duke Energy Carolinas LLC,
First Mortgage
4.950%	01/15/33(a)	4,425	4,208,876
6.050%	04/15/38	550	549,046
First Ref. Mortgage
4.000%	09/30/42	570	436,706
El Paso Electric Co.,
Sr. Unsec’d. Notes
6.000%	05/15/35	670	641,073
Enel Finance International NV (Italy),
Gtd. Notes, 144A
2.250%	07/12/31	2,140	1,613,424
Evergy Kansas Central, Inc.,
First Mortgage
5.700%	03/15/53	1,310	1,223,045
Eversource Energy,
Sr. Unsec’d. Notes, Series M
3.300%	01/15/28	5	4,551
Sr. Unsec’d. Notes, Series N
3.800%	12/01/23	10	9,961
Exelon Corp.,
Sr. Unsec’d. Notes
3.400%	04/15/26	25	23,676
FirstEnergy Corp.,
Sr. Unsec’d. Notes, Series C
7.375%	11/15/31	10	10,878
FirstEnergy Transmission LLC,
Sr. Unsec’d. Notes, 144A
4.350%	01/15/25	10	9,745
Florida Power & Light Co.,
First Mortgage
5.100%	04/01/33(h)	2,840	2,747,753
5.950%	10/01/33	295	300,298
Iberdrola International BV (Spain),
Gtd. Notes
6.750%	09/15/33	145	144,052

A16

PSF PGIM FLEXIBLE MANAGED PORTFOLIO (continued)
SCHEDULE OF INVESTMENTS	as of September 30, 2023 (unaudited)
Interest Rate	Maturity Date	Principal Amount (000)#	Value

Corporate Bonds (continued)
Electric (cont’d.)
Israel Electric Corp. Ltd. (Israel),
Sr. Sec’d. Notes, 144A, GMTN
4.250%	08/14/28	470	$429,806
Kentucky Utilities Co.,
First Mortgage
4.375%	10/01/45	10	7,759
Metropolitan Edison Co.,
Sr. Unsec’d. Notes, 144A
5.200%	04/01/28	900	876,689
Monongahela Power Co.,
First Mortgage, 144A
4.100%	04/15/24	2,170	2,143,483
NextEra Energy Capital Holdings, Inc.,
Gtd. Notes
2.440%	01/15/32	25	19,340
4.900%	02/28/28	3,800	3,679,233
6.051%	03/01/25	780	781,226
Northern States Power Co.,
First Mortgage
3.600%	09/15/47	1,580	1,113,231
NRG Energy, Inc.,
Gtd. Notes, 144A
3.625%	02/15/31	75	56,892
3.875%	02/15/32	200	150,005
Sr. Sec’d. Notes, 144A
2.000%	12/02/25	320	289,934
2.450%	12/02/27	1,395	1,183,064
Pacific Gas & Electric Co.,
First Mortgage
2.100%	08/01/27	10	8,539
3.950%	12/01/47	2,000	1,277,227
4.950%	07/01/50	1,345	1,004,110
PacifiCorp,
First Mortgage
5.350%	12/01/53(h)	3,010	2,496,452
PECO Energy Co.,
First Mortgage
2.800%	06/15/50	1,110	650,327
Public Service Electric & Gas Co.,
First Mortgage, MTN
2.050%	08/01/50	1,005	515,731
3.700%	05/01/28	1,280	1,195,930
4.900%	12/15/32	1,050	1,005,329
Sec’d. Notes, MTN
4.650%	03/15/33	1,380	1,296,677
Sr. Sec’d. Notes, MTN
5.800%	05/01/37	535	524,700
Public Service Enterprise Group, Inc.,
Sr. Unsec’d. Notes
1.600%	08/15/30	710	543,352
Puget Energy, Inc.,
Sr. Sec’d. Notes
2.379%	06/15/28	1,115	952,813
San Diego Gas & Electric Co.,
First Mortgage
4.150%	05/15/48	1,400	1,063,576
Interest Rate	Maturity Date	Principal Amount (000)#	Value

Corporate Bonds (continued)
Electric (cont’d.)
Sempra,
Sr. Unsec’d. Notes
3.300%	04/01/25	20	$19,223
Southern California Edison Co.,
First Mortgage
5.300%	03/01/28	1,670	1,649,415
First Ref. Mortgage
4.000%	04/01/47	580	419,949
First Ref. Mortgage, Series C
3.600%	02/01/45	860	588,563
Vistra Operations Co. LLC,
Gtd. Notes, 144A
5.000%	07/31/27	725	666,656
Sr. Sec’d. Notes, 144A
3.550%	07/15/24	2,145	2,093,164
Xcel Energy, Inc.,
Sr. Unsec’d. Notes
4.800%	09/15/41	480	390,144
			52,882,670
Engineering & Construction — 0.1%
AECOM,
Gtd. Notes
5.125%	03/15/27	575	543,411
Mexico City Airport Trust (Mexico),
Sr. Sec’d. Notes, 144A
3.875%	04/30/28	919	831,805
4.250%	10/31/26	661	620,692
5.500%	07/31/47	800	608,512
			2,604,420
Entertainment — 0.0%
Caesars Entertainment, Inc.,
Sr. Sec’d. Notes, 144A
7.000%	02/15/30	600	583,519
Warnermedia Holdings, Inc.,
Gtd. Notes
5.050%	03/15/42(a)	900	696,183
5.141%	03/15/52	1,210	897,714
			2,177,416
Environmental Control — 0.0%
Republic Services, Inc.,
Sr. Unsec’d. Notes
2.500%	08/15/24	15	14,565
Waste Connections, Inc.,
Sr. Unsec’d. Notes
3.200%	06/01/32	20	16,557
			31,122
Foods — 0.1%
JBS USA LUX SA/JBS USA Food Co./JBS USA Finance, Inc.,
Gtd. Notes
5.125%	02/01/28	2,000	1,902,610

A17

PSF PGIM FLEXIBLE MANAGED PORTFOLIO (continued)
SCHEDULE OF INVESTMENTS	as of September 30, 2023 (unaudited)
Interest Rate	Maturity Date	Principal Amount (000)#	Value

Corporate Bonds (continued)
Foods (cont’d.)
Kraft Heinz Foods Co.,
Gtd. Notes
6.500%	02/09/40	1,420	$1,433,876
Lamb Weston Holdings, Inc.,
Gtd. Notes, 144A
4.125%	01/31/30	275	235,086
4.375%	01/31/32	850	712,426
Mars, Inc.,
Sr. Unsec’d. Notes, 144A
2.375%	07/16/40	660	416,224
Pilgrim’s Pride Corp.,
Gtd. Notes, 144A
5.875%	09/30/27(a)	1,000	1,015,273
			5,715,495
Gas — 0.1%
NiSource, Inc.,
Sr. Unsec’d. Notes
1.700%	02/15/31	915	683,020
3.490%	05/15/27	1,425	1,318,897
3.600%	05/01/30	1,270	1,106,523
3.950%	03/30/48	15	10,711
Southern Co. Gas Capital Corp.,
Gtd. Notes
5.150%	09/15/32	30	28,268
			3,147,419
Healthcare-Products — 0.0%
Abbott Laboratories,
Sr. Unsec’d. Notes
1.150%	01/30/28	20	17,029
Medline Borrower LP,
Sr. Sec’d. Notes, 144A
3.875%	04/01/29	675	570,333
			587,362
Healthcare-Services — 0.2%
Aetna, Inc.,
Sr. Unsec’d. Notes
6.625%	06/15/36	515	531,281
AHS Hospital Corp.,
Unsec’d. Notes
5.024%	07/01/45	5	4,465
Banner Health,
Unsec’d. Notes
1.897%	01/01/31	5	3,893
Centra Health, Inc.,
Unsec’d. Notes
4.700%	01/01/48	25	19,740
CommonSpirit Health,
Sr. Sec’d. Notes
2.760%	10/01/24	15	14,526
2.782%	10/01/30	5	4,123
Elevance Health, Inc.,
Sr. Unsec’d. Notes
4.625%	05/15/42	390	327,031
Interest Rate	Maturity Date	Principal Amount (000)#	Value

Corporate Bonds (continued)
Healthcare-Services (cont’d.)
4.650%	01/15/43	15	$12,582
Hackensack Meridian Health, Inc.,
Sr. Sec’d. Notes
4.211%	07/01/48	20	15,860
HCA, Inc.,
Gtd. Notes
4.125%	06/15/29	20	18,080
4.375%	03/15/42	10	7,632
5.375%	02/01/25	305	301,856
Gtd. Notes, MTN
7.750%	07/15/36	450	479,039
Humana, Inc.,
Sr. Unsec’d. Notes
3.700%	03/23/29(a)	15	13,647
Indiana University Health, Inc. Obligated Group,
Sec’d. Notes
3.970%	11/01/48	15	11,577
Kaiser Foundation Hospitals,
Gtd. Notes
4.150%	05/01/47	940	745,353
MedStar Health, Inc.,
Sec’d. Notes, Series 20A
3.626%	08/15/49	20	13,513
Providence St. Joseph Health Obligated Group,
Unsec’d. Notes, Series 19A
2.532%	10/01/29	765	637,265
Sutter Health,
Unsec’d. Notes
5.164%	08/15/33	1,732	1,661,209
Tenet Healthcare Corp.,
Sr. Sec’d. Notes
4.375%	01/15/30	625	538,326
Trinity Health Corp.,
Sec’d. Notes
4.125%	12/01/45	5	3,931
UnitedHealth Group, Inc.,
Sr. Unsec’d. Notes
2.000%	05/15/30	10	8,094
3.250%	05/15/51	1,000	657,826
3.750%	07/15/25	5	4,863
5.200%	04/15/63(h)	2,840	2,533,375
6.050%	02/15/63	915	929,449
			9,498,536
Home Builders — 0.0%
KB Home,
Gtd. Notes
4.000%	06/15/31	575	466,966
Taylor Morrison Communities, Inc.,
Gtd. Notes, 144A
5.875%	06/15/27	525	500,602
			967,568

A18

PSF PGIM FLEXIBLE MANAGED PORTFOLIO (continued)
SCHEDULE OF INVESTMENTS	as of September 30, 2023 (unaudited)
Interest Rate	Maturity Date	Principal Amount (000)#	Value

Corporate Bonds (continued)
Insurance — 0.1%
American International Group, Inc.,
Sr. Unsec’d. Notes
3.400%	06/30/30	30	$25,699
Aon Corp./Aon Global Holdings PLC,
Gtd. Notes
5.000%	09/12/32	25	23,408
Aon Global Ltd.,
Gtd. Notes
3.875%	12/15/25	5	4,805
Berkshire Hathaway Finance Corp.,
Gtd. Notes
3.850%	03/15/52	50	37,424
Corebridge Financial, Inc.,
Sr. Unsec’d. Notes
4.400%	04/05/52	35	25,555
Liberty Mutual Group, Inc.,
Gtd. Notes, 144A
3.951%	10/15/50	1,215	813,585
Lincoln National Corp.,
Sr. Unsec’d. Notes
6.300%	10/09/37	772	744,262
Markel Group, Inc.,
Sr. Unsec’d. Notes
4.150%	09/17/50	410	291,736
5.000%	03/30/43	200	158,854
Marsh & McLennan Cos., Inc.,
Sr. Unsec’d. Notes
2.250%	11/15/30	10	8,003
3.500%	06/03/24	10	9,834
4.350%	01/30/47	5	3,983
New York Life Insurance Co.,
Sub. Notes, 144A
6.750%	11/15/39	660	691,249
Principal Financial Group, Inc.,
Gtd. Notes
2.125%	06/15/30	20	15,893
3.400%	05/15/25	10	9,585
4.625%	09/15/42	130	103,327
Teachers Insurance & Annuity Association of America,
Sub. Notes, 144A
4.270%	05/15/47	1,470	1,116,276
6.850%	12/16/39	124	130,141
			4,213,619
Internet — 0.0%
Amazon.com, Inc.,
Sr. Unsec’d. Notes
2.800%	08/22/24	5	4,880
3.875%	08/22/37	10	8,517
Booking Holdings, Inc.,
Sr. Unsec’d. Notes
3.650%	03/15/25	5	4,861
			18,258
Interest Rate	Maturity Date	Principal Amount (000)#	Value

Corporate Bonds (continued)
Iron/Steel — 0.0%
Nucor Corp.,
Sr. Unsec’d. Notes
2.700%	06/01/30	10	$8,345
3.950%	05/01/28	15	14,056
			22,401
Lodging — 0.0%
Marriott International, Inc.,
Sr. Unsec’d. Notes
4.900%	04/15/29	555	528,992
5.000%	10/15/27	15	14,598
			543,590
Machinery-Diversified — 0.0%
John Deere Capital Corp.,
Sr. Unsec’d. Notes, MTN
2.125%	03/07/25	25	23,818
4.150%	09/15/27	25	24,057
			47,875
Media — 0.2%
CCO Holdings LLC/CCO Holdings Capital Corp.,
Sr. Unsec’d. Notes, 144A
5.125%	05/01/27	125	116,423
5.500%	05/01/26	625	603,488
Charter Communications Operating LLC/Charter Communications Operating Capital,
Sr. Sec’d. Notes
3.900%	06/01/52	580	346,727
4.908%	07/23/25	10	9,772
5.375%	04/01/38	1,950	1,592,914
6.384%	10/23/35	875	814,653
6.484%	10/23/45	1,386	1,208,848
Comcast Corp.,
Gtd. Notes
3.950%	10/15/25	275	266,799
Cox Communications, Inc.,
Sr. Unsec’d. Notes, 144A
2.600%	06/15/31	5,275	4,104,263
CSC Holdings LLC,
Gtd. Notes, 144A
4.500%	11/15/31	1,400	990,902
Thomson Reuters Corp. (Canada),
Sr. Unsec’d. Notes
3.350%	05/15/26	5	4,721
Time Warner Cable LLC,
Sr. Sec’d. Notes
5.500%	09/01/41	360	280,849
Walt Disney Co. (The),
Gtd. Notes
3.800%	03/22/30	50	45,269
			10,385,628

A19

PSF PGIM FLEXIBLE MANAGED PORTFOLIO (continued)
SCHEDULE OF INVESTMENTS	as of September 30, 2023 (unaudited)
Interest Rate	Maturity Date	Principal Amount (000)#	Value

Corporate Bonds (continued)
Mining — 0.1%
Freeport Indonesia PT (Indonesia),
Sr. Unsec’d. Notes, 144A, MTN
4.763%	04/14/27	215	$203,960
Newmont Corp.,
Gtd. Notes
2.800%	10/01/29	2,750	2,329,137
Yamana Gold, Inc. (Canada),
Gtd. Notes
2.630%	08/15/31	3,050	2,339,637
			4,872,734
Miscellaneous Manufacturing — 0.0%
Amsted Industries, Inc.,
Gtd. Notes, 144A
5.625%	07/01/27	1,200	1,132,859
Office/Business Equipment — 0.1%
CDW LLC/CDW Finance Corp.,
Gtd. Notes
2.670%	12/01/26	1,810	1,632,265
5.500%	12/01/24	700	692,380
			2,324,645
Oil & Gas — 0.4%
Aker BP ASA (Norway),
Gtd. Notes, 144A
3.100%	07/15/31	755	604,434
Sr. Unsec’d. Notes, 144A
3.750%	01/15/30	3,250	2,796,046
BP Capital Markets America, Inc.,
Gtd. Notes
3.410%	02/11/26	25	23,882
Canadian Natural Resources Ltd. (Canada),
Sr. Unsec’d. Notes
2.950%	07/15/30	20	16,610
Cenovus Energy, Inc. (Canada),
Sr. Unsec’d. Notes
5.400%	06/15/47	714	612,119
Chevron Corp.,
Sr. Unsec’d. Notes
1.995%	05/11/27	10	8,960
Devon Energy Corp.,
Sr. Unsec’d. Notes
5.600%	07/15/41	300	264,662
Ecopetrol SA (Colombia),
Sr. Unsec’d. Notes
6.875%	04/29/30	637	579,033
8.625%	01/19/29	2,105	2,107,315
Endeavor Energy Resources LP/EER Finance, Inc.,
Sr. Unsec’d. Notes, 144A
5.750%	01/30/28	500	482,331
Energian Israel Finance Ltd. (Israel),
Sr. Sec’d. Notes, 144A
4.875%	03/30/26	795	738,054
5.375%	03/30/28	209	187,414
Interest Rate	Maturity Date	Principal Amount (000)#	Value

Corporate Bonds (continued)
Oil & Gas (cont’d.)
Hilcorp Energy I LP/Hilcorp Finance Co.,
Sr. Unsec’d. Notes, 144A
6.000%	04/15/30	400	$360,051
6.250%	04/15/32	500	443,813
Korea National Oil Corp. (South Korea),
Sr. Unsec’d. Notes, 144A
4.750%	04/03/26	510	499,576
4.875%	04/03/28	530	515,982
Petroleos Mexicanos (Mexico),
Gtd. Notes
5.950%	01/28/31	2,146	1,527,952
6.490%	01/23/27	471	415,658
6.500%	03/13/27	330	289,382
Gtd. Notes, MTN
6.750%	09/21/47	313	183,301
6.875%	08/04/26(a)	670	613,680
QatarEnergy (Qatar),
Sr. Unsec’d. Notes, 144A
1.375%	09/12/26	600	534,462
2.250%	07/12/31	820	655,598
Santos Finance Ltd. (Australia),
Gtd. Notes, 144A
6.875%	09/19/33	1,015	990,521
Shell International Finance BV (Netherlands),
Gtd. Notes
3.250%	05/11/25	10	9,655
Southwestern Energy Co.,
Gtd. Notes
4.750%	02/01/32(a)	500	428,936
TotalEnergies Capital International SA (France),
Gtd. Notes
2.434%	01/10/25	30	28,822
			15,918,249
Packaging & Containers — 0.2%
Ball Corp.,
Gtd. Notes
3.125%	09/15/31	425	332,858
6.000%	06/15/29	1,150	1,118,375
Berry Global, Inc.,
Sr. Sec’d. Notes
1.570%	01/15/26	5,135	4,640,746
Graphic Packaging International LLC,
Gtd. Notes
4.125%	08/15/24	625	611,116
Sealed Air Corp./Sealed Air Corp. US,
Gtd. Notes, 144A
6.125%	02/01/28(a)	125	121,012
			6,824,107
Pharmaceuticals — 0.6%
AbbVie, Inc.,
Sr. Unsec’d. Notes
2.950%	11/21/26	10	9,283
3.600%	05/14/25	10	9,667
3.800%	03/15/25	1,175	1,142,224

A20

PSF PGIM FLEXIBLE MANAGED PORTFOLIO (continued)
SCHEDULE OF INVESTMENTS	as of September 30, 2023 (unaudited)
Interest Rate	Maturity Date	Principal Amount (000)#	Value

Corporate Bonds (continued)
Pharmaceuticals (cont’d.)
4.050%	11/21/39	250	$204,104
4.250%	11/21/49	1,555	1,231,594
4.500%	05/14/35	1,920	1,733,606
4.550%	03/15/35	2,190	1,992,037
4.700%	05/14/45	1,475	1,258,840
AstraZeneca PLC (United Kingdom),
Sr. Unsec’d. Notes
4.000%	09/18/42	25	20,210
Bayer US Finance II LLC (Germany),
Gtd. Notes, 144A
4.250%	12/15/25	1,600	1,540,454
Becton, Dickinson & Co.,
Sr. Unsec’d. Notes
2.823%	05/20/30	20	16,818
3.700%	06/06/27	17	15,933
3.734%	12/15/24	130	126,695
Cardinal Health, Inc.,
Sr. Unsec’d. Notes
3.410%	06/15/27	15	13,830
3.750%	09/15/25	5	4,800
Cigna Group (The),
Gtd. Notes
4.375%	10/15/28	9,285	8,773,174
CVS Health Corp.,
Sr. Unsec’d. Notes
3.250%	08/15/29	50	43,737
4.780%	03/25/38	3,750	3,226,562
5.875%	06/01/53	200	185,139
Eli Lilly & Co.,
Sr. Unsec’d. Notes
4.875%	02/27/53	340	311,321
Mylan, Inc.,
Gtd. Notes
5.200%	04/15/48	1,375	996,470
5.400%	11/29/43	845	654,852
Organon & Co./Organon Foreign Debt Co-Issuer BV,
Sr. Sec’d. Notes, 144A
4.125%	04/30/28	900	783,042
Viatris, Inc.,
Gtd. Notes
3.850%	06/22/40	470	305,781
Wyeth LLC,
Gtd. Notes
6.450%	02/01/24	60	60,128
Zoetis, Inc.,
Sr. Unsec’d. Notes
2.000%	05/15/30	2,695	2,156,677
			26,816,978
Pipelines — 0.8%
Antero Midstream Partners LP/Antero Midstream Finance Corp.,
Gtd. Notes, 144A
5.750%	01/15/28	750	706,908
Boardwalk Pipelines LP,
Gtd. Notes
3.400%	02/15/31	1,625	1,347,777
Interest Rate	Maturity Date	Principal Amount (000)#	Value

Corporate Bonds (continued)
Pipelines (cont’d.)
4.950%	12/15/24	5	$4,920
DCP Midstream Operating LP,
Gtd. Notes
5.125%	05/15/29	5,240	4,987,037
Eastern Gas Transmission & Storage, Inc.,
Sr. Unsec’d. Notes
4.600%	12/15/44	65	50,090
EIG Pearl Holdings Sarl (Saudi Arabia),
Sr. Sec’d. Notes, 144A
3.545%	08/31/36	1,429	1,155,446
Energy Transfer LP,
Sr. Unsec’d. Notes
4.950%	06/15/28	1,115	1,065,050
5.000%	05/15/50	965	756,206
5.250%	04/15/29	10	9,587
6.100%	02/15/42	25	22,658
6.125%	12/15/45	180	160,741
6.250%	04/15/49	1,900	1,743,248
EQM Midstream Partners LP,
Sr. Unsec’d. Notes, 144A
7.500%	06/01/27	50	49,837
7.500%	06/01/30(a)	50	50,240
Florida Gas Transmission Co. LLC,
Sr. Unsec’d. Notes, 144A
4.350%	07/15/25	5	4,846
Greensaif Pipelines Bidco Sarl (Saudi Arabia),
Sr. Sec’d. Notes, 144A
6.129%	02/23/38	550	538,186
6.510%	02/23/42	715	702,974
Kinder Morgan, Inc.,
Gtd. Notes
3.600%	02/15/51	2,260	1,429,441
MPLX LP,
Sr. Unsec’d. Notes
2.650%	08/15/30	595	480,122
4.000%	02/15/25	1,430	1,389,717
4.000%	03/15/28	1,385	1,279,253
4.875%	06/01/25	3,250	3,186,531
5.200%	03/01/47	40	32,589
5.500%	02/15/49	395	334,426
ONEOK Partners LP,
Gtd. Notes
6.650%	10/01/36	145	143,971
ONEOK, Inc.,
Gtd. Notes
3.100%	03/15/30	5,205	4,356,597
4.500%	03/15/50	295	213,659
4.950%	07/13/47	935	737,195
6.050%	09/01/33	3,160	3,105,496
Plains All American Pipeline LP/PAA Finance Corp.,
Sr. Unsec’d. Notes
3.600%	11/01/24	5	4,862
Spectra Energy Partners LP,
Gtd. Notes
3.375%	10/15/26	15	13,951

A21

PSF PGIM FLEXIBLE MANAGED PORTFOLIO (continued)
SCHEDULE OF INVESTMENTS	as of September 30, 2023 (unaudited)
Interest Rate	Maturity Date	Principal Amount (000)#	Value

Corporate Bonds (continued)
Pipelines (cont’d.)
Targa Resources Corp.,
Gtd. Notes
6.125%	03/15/33	2,605	$2,555,543
Venture Global Calcasieu Pass LLC,
Sr. Sec’d. Notes, 144A
3.875%	08/15/29	115	96,741
4.125%	08/15/31	90	73,868
Western Midstream Operating LP,
Sr. Unsec’d. Notes
5.300%	03/01/48	125	97,728
Williams Cos., Inc. (The),
Sr. Unsec’d. Notes
4.900%	01/15/45	1,000	801,507
5.100%	09/15/45	500	418,275
5.300%	08/15/52	290	246,740
8.750%	03/15/32	1,130	1,281,448
			35,635,411
Real Estate Investment Trusts (REITs) — 0.4%
Alexandria Real Estate Equities, Inc.,
Gtd. Notes
2.000%	05/18/32	1,815	1,319,613
2.950%	03/15/34	480	364,061
American Tower Corp.,
Sr. Unsec’d. Notes
1.450%	09/15/26	30	26,458
3.600%	01/15/28	5,420	4,921,809
Brixmor Operating Partnership LP,
Sr. Unsec’d. Notes
3.850%	02/01/25	5	4,806
3.900%	03/15/27	5	4,604
4.050%	07/01/30	5	4,366
Corporate Office Properties LP,
Gtd. Notes
2.900%	12/01/33	1,345	941,350
Crown Castle, Inc.,
Sr. Unsec’d. Notes
2.900%	03/15/27	10	9,061
3.700%	06/15/26	10	9,456
4.750%	05/15/47	5	3,886
Essex Portfolio LP,
Gtd. Notes
2.650%	03/15/32	15	11,526
3.000%	01/15/30	5	4,150
GLP Capital LP/GLP Financing II, Inc.,
Gtd. Notes
5.375%	04/15/26	1,050	1,018,608
Healthpeak OP LLC,
Gtd. Notes
2.125%	12/01/28	5	4,198
2.875%	01/15/31	5	4,055
Kimco Realty OP LLC,
Gtd. Notes
2.700%	10/01/30	3,480	2,795,040
Interest Rate	Maturity Date	Principal Amount (000)#	Value

Corporate Bonds (continued)
Real Estate Investment Trusts (REITs) (cont’d.)
MPT Operating Partnership LP/MPT Finance Corp.,
Gtd. Notes
3.500%	03/15/31	950	$593,641
5.000%	10/15/27(a)	400	309,768
Prologis LP,
Sr. Unsec’d. Notes
2.125%	04/15/27	5	4,474
Public Storage Operating Co.,
Gtd. Notes
1.950%	11/09/28	10	8,464
2.250%	11/09/31	1,288	1,005,470
Realty Income Corp.,
Sr. Unsec’d. Notes
3.250%	01/15/31	3,235	2,715,630
4.625%	11/01/25	20	19,526
Simon Property Group LP,
Sr. Unsec’d. Notes
2.650%	02/01/32	30	23,395
3.375%	10/01/24	5	4,865
Sun Communities Operating LP,
Gtd. Notes
2.700%	07/15/31	3,000	2,305,510
WP Carey, Inc.,
Sr. Unsec’d. Notes
3.850%	07/15/29	20	17,631
			18,455,421
Retail — 0.2%
1011778 BC ULC/New Red Finance, Inc. (Canada),
Sr. Sec’d. Notes, 144A
3.875%	01/15/28	525	471,796
Advance Auto Parts, Inc.,
Gtd. Notes
5.900%	03/09/26	730	704,890
AutoZone, Inc.,
Sr. Unsec’d. Notes
1.650%	01/15/31	770	577,652
3.125%	04/21/26	5	4,691
3.750%	06/01/27	15	14,106
Dollar General Corp.,
Sr. Unsec’d. Notes
4.625%	11/01/27	30	28,683
Dollar Tree, Inc.,
Sr. Unsec’d. Notes
4.000%	05/15/25	4,705	4,553,385
Gap, Inc. (The),
Gtd. Notes, 144A
3.625%	10/01/29	275	203,673
3.875%	10/01/31	275	193,179
Home Depot, Inc. (The),
Sr. Unsec’d. Notes
2.500%	04/15/27	50	45,574
Lowe’s Cos., Inc.,
Sr. Unsec’d. Notes
5.000%	04/15/33	30	28,231

A22

PSF PGIM FLEXIBLE MANAGED PORTFOLIO (continued)
SCHEDULE OF INVESTMENTS	as of September 30, 2023 (unaudited)
Interest Rate	Maturity Date	Principal Amount (000)#	Value

Corporate Bonds (continued)
Retail (cont’d.)
O’Reilly Automotive, Inc.,
Sr. Unsec’d. Notes
3.600%	09/01/27	20	$18,671
Sally Holdings LLC/Sally Capital, Inc.,
Gtd. Notes
5.625%	12/01/25	1,375	1,339,689
TJX Cos., Inc. (The),
Sr. Unsec’d. Notes
1.600%	05/15/31	5	3,881
Walmart, Inc.,
Sr. Unsec’d. Notes
3.900%	09/09/25	20	19,493
			8,207,594
Semiconductors — 0.1%
Broadcom, Inc.,
Sr. Unsec’d. Notes, 144A
3.137%	11/15/35	320	233,214
3.187%	11/15/36	4,445	3,187,787
Intel Corp.,
Sr. Unsec’d. Notes
5.625%	02/10/43	385	366,081
NXP BV/NXP Funding LLC/NXP USA, Inc. (China),
Gtd. Notes
2.650%	02/15/32	25	19,232
3.150%	05/01/27	5	4,556
QUALCOMM, Inc.,
Sr. Unsec’d. Notes
2.150%	05/20/30	25	20,658
3.250%	05/20/27	12	11,186
Texas Instruments, Inc.,
Sr. Unsec’d. Notes
1.750%	05/04/30	15	12,135
			3,854,849
Software — 0.2%
Fiserv, Inc.,
Sr. Unsec’d. Notes
3.200%	07/01/26	10	9,345
5.450%	03/02/28	2,560	2,535,280
Microsoft Corp.,
Sr. Unsec’d. Notes
2.525%	06/01/50	1,425	867,686
2.921%	03/17/52	60	39,367
Oracle Corp.,
Sr. Unsec’d. Notes
4.300%	07/08/34	2,370	2,034,175
Roper Technologies, Inc.,
Sr. Unsec’d. Notes
2.950%	09/15/29	5	4,330
3.800%	12/15/26	15	14,200
ServiceNow, Inc.,
Sr. Unsec’d. Notes
1.400%	09/01/30	2,055	1,572,051
			7,076,434
Interest Rate	Maturity Date	Principal Amount (000)#	Value

Corporate Bonds (continued)
Telecommunications — 0.4%
AT&T, Inc.,
Sr. Unsec’d. Notes
2.250%	02/01/32	50	$37,632
2.550%	12/01/33	576	422,794
3.500%	09/15/53	5,308	3,279,576
3.650%	09/15/59	160	97,237
4.500%	05/15/35	545	464,351
Level 3 Financing, Inc.,
Sr. Sec’d. Notes, 144A
3.400%	03/01/27	300	280,782
Rogers Communications, Inc. (Canada),
Gtd. Notes
4.500%	03/15/42	60	46,494
T-Mobile USA, Inc.,
Gtd. Notes
2.050%	02/15/28	380	327,046
2.550%	02/15/31	1,385	1,102,479
3.875%	04/15/30	8,000	7,081,383
Verizon Communications, Inc.,
Sr. Unsec’d. Notes
1.680%	10/30/30	615	466,471
2.550%	03/21/31	1,074	854,447
2.625%	08/15/26	45	41,563
2.650%	11/20/40	1,595	1,003,196
4.016%	12/03/29	1,900	1,718,622
			17,224,073
Transportation — 0.1%
Burlington Northern Santa Fe LLC,
Sr. Unsec’d. Notes
4.150%	04/01/45	10	7,940
6.700%	08/01/28	670	700,208
Canadian Pacific Railway Co. (Canada),
Gtd. Notes
1.750%	12/02/26	10	8,925
2.875%	11/15/29	5	4,286
3.500%	05/01/50	20	13,684
CSX Corp.,
Sr. Unsec’d. Notes
6.150%	05/01/37	715	731,466
Forward Air Corp.,
Sr. Sec’d. Notes, 144A
9.500%	10/15/31	575	574,621
Norfolk Southern Corp.,
Sr. Unsec’d. Notes
5.590%	05/17/25	100	99,507
XPO, Inc.,
Gtd. Notes, 144A
7.125%	06/01/31	150	147,665
			2,288,302

Total Corporate Bonds (cost $515,677,778)			462,734,771

A23

PSF PGIM FLEXIBLE MANAGED PORTFOLIO (continued)
SCHEDULE OF INVESTMENTS	as of September 30, 2023 (unaudited)
Interest Rate	Maturity Date	Principal Amount (000)#	Value

Municipal Bonds — 0.3%
Alabama — 0.0%
Alabama Economic Settlement Authority,
Taxable, Revenue Bonds, Series B
4.263%	09/15/32	240	$222,735
California — 0.1%
Bay Area Toll Authority,
Revenue Bonds, BABs, Series F2
6.263%	04/01/49	1,325	1,418,048
Taxable, Revenue Bonds, Series S
3.176%	04/01/41	25	18,018
State of California,
General Obligation Unlimited, BABs
7.300%	10/01/39	1,270	1,443,782
General Obligation Unlimited, Taxable, BABs
7.500%	04/01/34	475	548,145
7.625%	03/01/40	220	258,444
7.550%	04/01/39	245	287,031
University of California,
Taxable, Revenue Bonds, Series J
4.131%	05/15/45	5	4,185
			3,977,653
Colorado — 0.0%
Regional Transportation District Sales Tax Revenue,
Revenue Bonds, BABs, Series B
5.844%	11/01/50	680	697,773
Florida — 0.0%
County of Miami-Dade Transit System,
Revenue Bonds, BABs, Series B
5.624%	07/01/40	10	9,743
County of Miami-Dade Water & Sewer System Revenue,
Taxable, Revenue Bonds, Series C
3.490%	10/01/42	5	3,833
Florida Development Finance Corp.,
Taxable, Revenue Bonds, Series B
4.109%	04/01/50	40	29,391
			42,967
Georgia — 0.0%
Municipal Electric Authority of Georgia,
Taxable, Revenue Bonds, BABs
6.655%	04/01/57	14	14,619
Illinois — 0.1%
Chicago O’Hare International Airport,
Revenue Bonds, BABs, Series B
6.395%	01/01/40	1,030	1,091,564
Michigan — 0.0%
Great Lakes Water Authority Water Supply System Revenue,
Taxable, Revenue Bonds, Series C
3.473%	07/01/41	30	22,759
New Jersey — 0.1%
New Jersey Turnpike Authority,
Taxable, Revenue Bonds, BABs, Series F
7.414%	01/01/40	1,070	1,247,805
Interest Rate	Maturity Date	Principal Amount (000)#	Value

Municipal Bonds (continued)
New York — 0.0%
New York City Transitional Finance Authority Future Tax Secured Revenue,
Taxable, Revenue Bonds, BABs
5.767%	08/01/36	1,025	$1,032,934
New York State Urban Development Corp.,
Taxable, Revenue Bonds, Series B
2.590%	03/15/35	30	22,667
			1,055,601
Ohio — 0.0%
Ohio State University (The),
Taxable, Revenue Bonds, BABs, Series C
4.910%	06/01/40	455	419,559
Oregon — 0.0%
State of Oregon Department of Transportation,
Taxable, Revenue Bonds, BABs, Series A
5.834%	11/15/34	445	459,918
Pennsylvania — 0.0%
Pennsylvania Turnpike Commission,
Revenue Bonds, BABs, Series B
5.511%	12/01/45	550	525,942
South Carolina — 0.0%
South Carolina Public Service Authority,
Taxable, Revenue Bonds, Series D
2.388%	12/01/23	5	4,971
Texas — 0.0%
Central Texas Regional Mobility Authority,
Taxable, Revenue Bonds, Series E
3.167%	01/01/41	15	10,533
Dallas Fort Worth International Airport,
Taxable, Revenue Bonds
2.843%	11/01/46	15	10,179
Taxable, Revenue Bonds, Series A
4.087%	11/01/51	25	19,717
Texas A&M University,
Taxable, Revenue Bonds, Series B
3.330%	05/15/39	25	19,852
			60,281
Virginia — 0.0%
University of Virginia,
Taxable, Revenue Bonds, Series C
4.179%	09/01/2117	495	360,012
Wisconsin — 0.0%
State of Wisconsin,
Taxable, Revenue Bonds, Series A
3.954%	05/01/36	15	13,129

Total Municipal Bonds (cost $9,910,787)			10,217,288
Residential Mortgage-Backed Securities — 1.4%
Alternative Loan Trust,
Series 2004-18CB, Class 3A1
5.250%	09/25/35	8	6,881

A24

PSF PGIM FLEXIBLE MANAGED PORTFOLIO (continued)
SCHEDULE OF INVESTMENTS	as of September 30, 2023 (unaudited)
Interest Rate	Maturity Date	Principal Amount (000)#	Value

Residential Mortgage-Backed Securities (continued)
Angel Oak Mortgage Trust,
Series 2021-01, Class A1, 144A
0.909%(cc)	01/25/66	15	$12,063
Banc of America Mortgage Trust,
Series 2005-A, Class 2A1
3.818%(cc)	02/25/35	83	78,391
Bellemeade Re Ltd.,
Series 2021-02A, Class M1A, 144A, 30 Day Average SOFR + 1.200% (Cap N/A, Floor 1.200%)
6.515%(c)	06/25/31	878	876,241
Series 2021-03A, Class A2, 144A, 30 Day Average SOFR + 1.000% (Cap N/A, Floor 1.000%)
6.315%(c)	09/25/31	2,100	2,077,561
Series 2021-03A, Class M1A, 144A, 30 Day Average SOFR + 1.000% (Cap N/A, Floor 1.000%)
6.315%(c)	09/25/31	717	714,391
Series 2022-01, Class M1A, 144A, 30 Day Average SOFR + 1.750% (Cap N/A, Floor 1.750%)
7.065%(c)	01/26/32	2,729	2,729,095
BRAVO Residential Funding Trust,
Series 2023-RPL01, Class A1, 144A
5.000%(cc)	05/25/63	4,740	4,573,209
Chase Mortgage Finance Trust,
Series 2007-A01, Class 1A5
4.961%(cc)	02/25/37	67	64,733
Citigroup Mortgage Loan Trust,
Series 2022-A, Class A1, 144A
6.170%	09/25/62	643	637,525
Connecticut Avenue Securities Trust,
Series 2022-R01, Class 1M1, 144A, 30 Day Average SOFR + 1.000% (Cap N/A, Floor 0.000%)
6.315%(c)	12/25/41	5	5,025
Series 2022-R01, Class 1M2, 144A, 30 Day Average SOFR + 1.900% (Cap N/A, Floor 0.000%)
7.215%(c)	12/25/41	1,760	1,727,000
Series 2022-R04, Class 1M1, 144A, 30 Day Average SOFR + 2.000% (Cap N/A, Floor 0.000%)
7.315%(c)	03/25/42	7	6,802
Series 2023-R02, Class 1M1, 144A, 30 Day Average SOFR + 2.300% (Cap N/A, Floor 0.000%)
7.615%(c)	01/25/43	9	9,169
Credit Suisse Mortgage Trust,
Series 2018-RPL09, Class A, 144A
3.850%(cc)	09/25/57	639	587,185
Eagle Re Ltd.,
Series 2021-02, Class M1A, 144A, 30 Day Average SOFR + 1.550% (Cap N/A, Floor 1.550%)
6.865%(c)	04/25/34	1,264	1,264,056
Fannie Mae Connecticut Avenue Securities,
Series 2017-C05, Class 1ED3, 30 Day Average SOFR + 1.314% (Cap N/A, Floor 1.200%)
6.629%(c)	01/25/30	1	1,300
Series 2017-C06, Class 2ED1, 30 Day Average SOFR + 1.114% (Cap N/A, Floor 1.000%)
6.429%(c)	02/25/30	2	1,546
Interest Rate	Maturity Date	Principal Amount (000)#	Value

Residential Mortgage-Backed Securities (continued)
Series 2018-C03, Class 1EB2, 30 Day Average SOFR + 0.964% (Cap N/A, Floor 0.850%)
6.279%(c)	10/25/30	5	$4,628
Series 2021-R02, Class 2M1, 144A, 30 Day Average SOFR + 0.900% (Cap N/A, Floor 0.000%)
6.215%(c)	11/25/41	7	7,370
Fannie Mae REMIC,
Series 2014-73, Class CZ
3.000%	11/25/44	1,585	1,323,349
Series 2020-24, Class SP, IO, 30 Day Average SOFR x (1) + 5.936% (Cap 6.050%, Floor 0.000%)
0.621%(c)	04/25/50	1,075	99,566
Series 2020-45, Class ZC
2.000%	07/25/50	2,263	1,385,954
Series 2020-51, Class BA
2.000%	06/25/46	5,892	4,940,869
Series 2022-51, Class PS, IO, 30 Day Average SOFR x (1) + 5.950% (Cap 5.950%, Floor 0.000%)
0.635%(c)	08/25/52	2,598	134,743
Series 2022-67, Class ZJ
4.500%	10/25/52	4,242	3,488,536
FHLMC Structured Agency Credit Risk Debt Notes,
Series 2020-HQA05, Class M2, 144A, 30 Day Average SOFR + 2.600% (Cap N/A, Floor 0.000%)
7.915%(c)	11/25/50	1,475	1,491,742
FHLMC Structured Agency Credit Risk REMIC Trust,
Series 2020-HQA04, Class B1, 144A, 30 Day Average SOFR + 5.364% (Cap N/A, Floor 0.000%)
10.679%(c)	09/25/50	202	218,407
Series 2021-DNA03, Class M2, 144A, 30 Day Average SOFR + 2.100% (Cap N/A, Floor 0.000%)
7.415%(c)	10/25/33	10	10,017
Series 2021-DNA05, Class M2, 144A, 30 Day Average SOFR + 1.650% (Cap N/A, Floor 0.000%)
6.965%(c)	01/25/34	208	207,718
Series 2021-DNA07, Class M1, 144A, 30 Day Average SOFR + 0.850% (Cap N/A, Floor 0.000%)
6.165%(c)	11/25/41	11	10,683
Series 2021-HQA03, Class M1, 144A, 30 Day Average SOFR + 0.850% (Cap N/A, Floor 0.000%)
6.165%(c)	09/25/41	5,246	5,129,112
Series 2022-DNA01, Class M1A, 144A, 30 Day Average SOFR + 1.000% (Cap N/A, Floor 0.000%)
6.315%(c)	01/25/42	1,212	1,200,460
Series 2022-DNA03, Class M1A, 144A, 30 Day Average SOFR + 2.000% (Cap N/A, Floor 0.000%)
7.315%(c)	04/25/42	14	14,029
Series 2022-DNA04, Class M1A, 144A, 30 Day Average SOFR + 2.200% (Cap N/A, Floor 0.000%)
7.515%(c)	05/25/42	18	18,242
Series 2022-DNA05, Class M1A, 144A, 30 Day Average SOFR + 2.950% (Cap N/A, Floor 0.000%)
8.265%(c)	06/25/42	19	19,047
Series 2022-HQA01, Class M1A, 144A, 30 Day Average SOFR + 2.100% (Cap N/A, Floor 0.000%)
7.415%(c)	03/25/42	13	12,998

A25

PSF PGIM FLEXIBLE MANAGED PORTFOLIO (continued)
SCHEDULE OF INVESTMENTS	as of September 30, 2023 (unaudited)
Interest Rate	Maturity Date	Principal Amount (000)#	Value

Residential Mortgage-Backed Securities (continued)
Freddie Mac REMIC,
Series 4117, Class ZC
3.000%	10/15/42	2,586	$2,179,835
Series 4213, Class GZ
3.500%	06/15/43	5,708	4,991,385
Series 4535, Class PA
3.000%	03/15/44	464	427,648
Series 5021, Class SB, IO, 30 Day Average SOFR x (1) + 3.550% (Cap 3.550%, Floor 0.000%)
0.000%(c)	10/25/50	3,719	76,161
Series 5222, Class SA, IO, 30 Day Average SOFR x (1) + 3.500% (Cap 3.500%, Floor 0.000%)
0.000%(c)	05/25/52	411	6,488
Series 5250, Class NH
3.000%	08/25/52	1,000	794,419
Series 5281, Class AY
2.500%	08/25/52	811	599,806
Government National Mortgage Assoc.,
Series 2015-124, Class VZ
3.500%	09/20/45	2,645	2,322,226
Series 2018-135, Class Z
3.500%	10/20/48	1,187	958,106
Series 2019-69, Class KB
3.000%	06/20/49	3,423	2,469,548
Series 2021-165, Class ST, IO, 1 Month SOFR x (1) + 3.246% (Cap 0.020%, Floor 0.000%)
0.000%(c)	01/20/50	641	90
Series 2022-046, Class S, IO, 30 Day Average SOFR x (1) + 3.500% (Cap 3.500%, Floor 0.000%)
0.000%(c)	03/20/52	1,137	9,714
Series 2022-051, Class SC, IO, 30 Day Average SOFR x (1) + 3.500% (Cap 3.500%, Floor 0.000%)
0.000%(c)	03/20/52	4,926	78,034
Series 2022-066, Class SB, IO, 30 Day Average SOFR x (1) + 3.850% (Cap 3.850%, Floor 0.000%)
0.000%(c)	04/20/52	1,666	18,958
Series 2022-068, Class SP, IO, 30 Day Average SOFR x (1) + 3.850% (Cap 3.850%, Floor 0.000%)
0.000%(c)	04/20/52	1,312	13,935
Series 2022-078, Class MS, IO, 30 Day Average SOFR x (1) + 3.600% (Cap 3.600%, Floor 0.000%)
0.000%(c)	04/20/52	4,351	35,895
Series 2022-078, Class SB, IO, 30 Day Average SOFR x (1) + 3.750% (Cap 3.750%, Floor 0.000%)
0.000%(c)	04/20/52	2,882	28,676
Series 2022-093, Class GS, IO, 30 Day Average SOFR x (1) + 3.650% (Cap 3.650%, Floor 0.000%)
0.000%(c)	05/20/52	999	14,195
Series 2022-126, Class CS, IO, 30 Day Average SOFR x (1) + 3.760% (Cap 3.760%, Floor 0.000%)
0.000%(c)	07/20/52	5,992	59,498
Series 2022-133, Class SA, IO, 30 Day Average SOFR x (1) + 3.950% (Cap 3.950%, Floor 0.000%)
0.000%(c)	07/20/52	2,199	26,717
Interest Rate	Maturity Date	Principal Amount (000)#		Value

Residential Mortgage-Backed Securities (continued)
Series 2022-148, Class DS, IO, 30 Day Average SOFR x (1) + 3.600% (Cap 3.600%, Floor 0.000%)
0.000%(c)	08/20/52		2,230	$22,308
Series 2022-170, Class SB, IO, 30 Day Average SOFR x (1) + 4.500% (Cap 4.500%, Floor 0.000%)
0.000%(c)	09/20/52		18,288	294,355
Home Re Ltd.,
Series 2019-01, Class M1, 144A, 1 Month LIBOR + 1.650% (Cap N/A, Floor 0.000%)
7.084%(c)	05/25/29		168	168,282
JPMorgan Mortgage Trust,
Series 2007-A01, Class 4A1
5.768%(cc)	07/25/35		9	8,853
Series 2020-INV02, Class A3, 144A
3.000%(cc)	10/25/50		7	5,381
Legacy Mortgage Asset Trust,
Series 2021-GS01, Class A1, 144A
1.892%	10/25/66		316	292,939
MFA Trust,
Series 2021-RPL01, Class A1, 144A
1.131%(cc)	07/25/60		2,323	1,996,571
New Residential Mortgage Loan Trust,
Series 2018-04A, Class A1S, 144A, 1 Month SOFR + 0.864% (Cap N/A, Floor 0.750%)
6.184%(c)	01/25/48		216	209,263
Oaktown Re VII Ltd.,
Series 2021-02, Class M1A, 144A, 30 Day Average SOFR + 1.600% (Cap N/A, Floor 1.600%)
6.915%(c)	04/25/34		1,015	1,013,010
PMT Credit Risk Transfer Trust,
Series 2021-01R, Class A, 144A, 1 Month SOFR + 3.014% (Cap N/A, Floor 2.900%)
8.332%(c)	02/27/24		2,354	2,342,753
Series 2023-1R, Class A, 144A, 30 Day Average SOFR + 4.400% (Cap N/A, Floor 0.000%)
9.715%(c)	03/27/25		2,741	2,749,987
Seasoned Credit Risk Transfer Trust,
Series 2019-02, Class MA
3.500%	08/25/58		601	547,578
Shamrock Residential (Ireland),
Series 2023-01A, Class A, 144A, 1 Month EURIBOR + 1.000% (Cap N/A, Floor 0.000%)
4.869%(c)	06/24/71	EUR	410	431,390
Structured Adjustable Rate Mortgage Loan Trust,
Series 2004-01, Class 4A3
6.379%(cc)	02/25/34		40	37,486
Towd Point Mortgage Trust,
Series 2017-05, Class A1, 144A, 1 Month SOFR + 0.714% (Cap N/A, Floor 0.000%)
5.280%(c)	02/25/57		438	439,901
Series 2020-04, Class A1, 144A
1.750%	10/25/60		695	599,807

Total Residential Mortgage-Backed Securities (cost $66,925,432)				61,360,841

A26

PSF PGIM FLEXIBLE MANAGED PORTFOLIO (continued)
SCHEDULE OF INVESTMENTS	as of September 30, 2023 (unaudited)
Interest Rate	Maturity Date	Principal Amount (000)#		Value

Sovereign Bonds — 0.3%
Abu Dhabi Government International Bond (United Arab Emirates),
Sr. Unsec’d. Notes, 144A
3.125%	10/11/27		3,350	$3,123,372
Bermuda Government International Bond (Bermuda),
Sr. Unsec’d. Notes, 144A
2.375%	08/20/30		710	568,745
Colombia Government International Bond (Colombia),
Sr. Unsec’d. Notes
4.000%	02/26/24		175	174,256
Export-Import Bank of India (India),
Sr. Unsec’d. Notes, 144A
3.875%	02/01/28		1,040	959,494
Finnvera OYJ (Finland),
Gov’t. Gtd. Notes, 144A, MTN
2.375%	06/04/25		400	380,243
Indonesia Government International Bond (Indonesia),
Sr. Unsec’d. Notes
1.450%	09/18/26	EUR	2,100	2,031,106
3.375%	07/30/25	EUR	1,500	1,555,839
Japan Finance Organization for Municipalities (Japan),
Sr. Unsec’d. Notes, 144A, MTN
2.125%	10/25/23		1,400	1,396,938
3.000%	03/12/24		400	395,159
Panama Government International Bond (Panama),
Sr. Unsec’d. Notes
4.500%	04/16/50		475	322,739
Peruvian Government International Bond (Peru),
Sr. Unsec’d. Notes
2.783%	01/23/31		453	370,142
Province of Alberta (Canada),
Sr. Unsec’d. Notes
3.300%	03/15/28		20	18,695
Province of Manitoba (Canada),
Sr. Unsec’d. Notes, Series GX
2.600%	04/16/24		22	21,641
Province of New Brunswick (Canada),
Sr. Unsec’d. Notes
3.625%	02/24/28		20	18,896
Province of Quebec (Canada),
Sr. Unsec’d. Notes, Series QO
2.875%	10/16/24		10	9,709
Republic of Poland Government International Bond (Poland),
Sr. Unsec’d. Notes
3.250%	04/06/26		5	4,744
Romanian Government International Bond (Romania),
Sr. Unsec’d. Notes, 144A, MTN
5.000%	09/27/26	EUR	1,400	1,479,111
Saudi Government International Bond (Saudi Arabia),
Sr. Unsec’d. Notes, 144A
0.750%	07/09/27	EUR	808	757,086

Total Sovereign Bonds (cost $14,624,753)				13,587,915
U.S. Government Agency Obligations — 9.8%
Federal Home Loan Bank
5.500%	07/15/36(k)		1,080	1,137,051
Interest Rate	Maturity Date	Principal Amount (000)#	Value

U.S. Government Agency Obligations(continued)
Federal Home Loan Mortgage Corp.
1.500%	11/01/50	4,020	$2,892,320
2.000%	01/01/32	357	317,519
2.000%	02/01/36	1,296	1,118,486
2.000%	06/01/40	1,045	849,017
2.000%	10/01/40	1,551	1,253,280
2.000%	09/01/50	3,118	2,387,851
2.000%	10/01/50	2,562	1,960,199
2.000%	03/01/51	1,644	1,256,368
2.000%	04/01/51	102	78,145
2.000%	07/01/51	5,707	4,358,719
2.000%	09/01/51	460	354,440
2.000%	11/01/51	1,952	1,487,843
2.000%	12/01/51	3,457	2,634,152
2.500%	03/01/30	160	145,815
2.500%	10/01/32	389	350,909
2.500%	01/01/51	1,501	1,195,532
2.500%	03/01/51	990	797,011
2.500%	04/01/51	7,800	6,233,367
2.500%	05/01/51	4,387	3,494,974
2.500%	08/01/51	462	367,965
2.500%	09/01/51	2,726	2,172,716
2.500%	10/01/51	3,589	2,881,478
2.500%	12/01/51	3,219	2,556,096
3.000%	10/01/28	107	102,233
3.000%	06/01/29	296	276,014
3.000%	03/01/32	359	334,518
3.000%	01/01/37	180	160,734
3.000%	01/01/43	396	338,880
3.000%	07/01/43	801	686,112
3.000%	01/01/47	2,009	1,698,205
3.000%	02/01/50	1,663	1,388,557
3.000%	03/01/51	1,465	1,216,232
3.000%	06/01/51	603	500,653
3.000%	07/01/51	978	817,207
3.000%	11/01/51	923	765,071
3.000%	02/01/52	478	398,960
3.000%	08/01/52	5,237	4,332,904
3.500%	03/01/42	185	164,810
3.500%	06/01/42	133	117,782
3.500%	01/01/47	332	292,166
3.500%	02/01/47	476	417,179
3.500%	04/01/52	2,714	2,342,338
3.500%	06/01/52	61	52,348
3.500%	06/01/52	9,348	8,046,105
4.000%	06/01/26	97	93,948
4.000%	09/01/26	49	47,008
4.000%	11/01/37	3,274	3,092,211
4.000%	10/01/39	301	275,995
4.000%	12/01/40	144	131,827
4.000%	10/01/41	117	107,227
4.000%	01/01/42	45	40,899
4.000%	10/01/45	154	140,788
4.000%	04/01/52	1,344	1,206,898
4.500%	09/01/39	99	93,276
4.500%	10/01/39	560	529,313
4.500%	12/01/39	181	171,621

A27

PSF PGIM FLEXIBLE MANAGED PORTFOLIO (continued)
SCHEDULE OF INVESTMENTS	as of September 30, 2023 (unaudited)
Interest Rate	Maturity Date	Principal Amount (000)#	Value

U.S. Government Agency Obligations(continued)
4.500%	07/01/41	56	$52,249
4.500%	07/01/41	1,089	1,030,451
4.500%	08/01/41	71	66,611
4.500%	08/01/41	87	81,778
4.500%	08/01/41	105	97,697
4.500%	10/01/41	94	88,595
4.500%	10/01/46	85	79,690
4.500%	12/01/47	401	376,256
4.500%	07/01/52	4,349	3,995,169
4.500%	09/01/52	232	213,436
5.000%	05/01/34	9	9,155
5.000%	05/01/34	94	91,988
5.000%	08/01/35	10	9,876
5.000%	09/01/35	24	23,117
5.000%	10/01/36	16	15,285
5.000%	05/01/37	9	9,103
5.000%	07/01/37	169	165,186
5.000%	09/01/38	23	22,338
5.000%	09/01/38	24	23,405
5.000%	09/01/38	27	26,802
5.000%	02/01/39	9	9,101
5.000%	06/01/39	27	26,915
5.000%	10/01/52	466	439,597
5.000%	11/01/52	1,435	1,355,152
5.500%	02/01/34	12	12,024
5.500%	04/01/34	249	241,489
5.500%	06/01/34	42	41,450
5.500%	06/01/34	73	72,787
5.500%	05/01/37	22	21,640
5.500%	02/01/38	171	170,423
5.500%	05/01/38	31	30,544
5.500%	07/01/38	152	151,672
6.000%	03/01/32	107	106,242
6.000%	12/01/33	20	20,156
6.000%	07/01/36	2	2,289
6.000%	12/01/36	4	3,798
6.000%	05/01/37	6	5,908
6.000%	12/01/37	9	9,083
6.000%	01/01/38	2	2,246
6.000%	01/01/38	5	5,068
6.000%	01/01/38	103	104,239
6.000%	10/01/38	43	43,114
6.000%	08/01/39	17	17,271
6.000%	12/01/52	464	458,126
6.750%	03/15/31	455	509,048
7.000%	01/01/31	5	5,500
7.000%	06/01/31	2	2,453
7.000%	09/01/31	2	1,633
7.000%	10/01/31	19	19,625
7.000%	10/01/32	24	23,507
Federal Home Loan Mortgage Corp., 30 Day Average SOFR + 2.340% (Cap 10.158%, Floor 2.340%)
5.157%(c)	02/01/53	2,890	2,809,169
Federal National Mortgage Assoc.
1.500%	01/01/36	2,782	2,332,641
1.500%	02/01/42	456	352,099
1.500%	10/01/50	380	273,607
Interest Rate	Maturity Date	Principal Amount (000)#	Value

U.S. Government Agency Obligations(continued)
1.500%	11/01/50	4,082	$2,937,265
1.500%	12/01/50	4,564	3,284,234
1.500%	01/01/51	1,981	1,425,520
1.500%	03/01/51	962	692,203
2.000%	08/01/31	539	478,133
2.000%	05/01/36	1,280	1,099,783
2.000%	12/01/36	5,619	4,820,580
2.000%	02/01/37	6,628	5,686,046
2.000%	02/01/41	2,120	1,708,479
2.000%	05/01/41(k)	4,756	3,830,986
2.000%	08/01/50	1,104	845,851
2.000%	10/01/50	12,560	9,630,239
2.000%	12/01/50	40	30,592
2.000%	01/01/51	1,886	1,443,181
2.000%	02/01/51(k)	11,737	8,971,085
2.000%	03/01/51	3,682	2,814,190
2.000%	04/01/51	2,810	2,147,464
2.000%	04/01/51	3,863	2,944,255
2.000%	05/01/51	39,787	30,404,018
2.000%	08/01/51	3,623	2,767,775
2.000%	10/01/51	4,131	3,152,617
2.500%	TBA	9,500	7,539,496
2.500%	07/01/32	1,153	1,040,411
2.500%	08/01/32	1,240	1,119,434
2.500%	09/01/32	1,211	1,092,833
2.500%	07/01/35	4,494	4,056,469
2.500%	10/01/37	1,120	989,798
2.500%	10/01/43	470	382,475
2.500%	12/01/46	862	695,921
2.500%	03/01/50	653	522,927
2.500%	08/01/50	2,909	2,327,148
2.500%	12/01/50	287	231,165
2.500%	02/01/51	2,297	1,835,240
2.500%	02/01/51	2,789	2,227,304
2.500%	04/01/51	3,435	2,735,396
2.500%	08/01/51	910	725,029
2.500%	08/01/51	922	734,359
2.500%	09/01/51	2,877	2,292,649
2.500%	10/01/51	999	795,345
2.500%	12/01/51	8,634	6,919,417
2.500%	02/01/52	455	364,656
2.500%	05/01/52	906	726,897
3.000%	TBA	7,500	6,200,684
3.000%	02/01/27	364	350,804
3.000%	08/01/30	363	336,807
3.000%	05/01/35	2,932	2,660,603
3.000%	07/01/36	1,808	1,640,902
3.000%	11/01/36	769	686,103
3.000%	12/01/42	442	377,925
3.000%	12/01/42	593	506,577
3.000%	03/01/43	108	91,894
3.000%	11/01/46	109	91,996
3.000%	01/01/47	872	737,399
3.000%	02/01/47	619	522,347
3.000%	03/01/47	484	408,844
3.000%	11/01/49	478	399,105
3.000%	12/01/49	292	243,765

A28

PSF PGIM FLEXIBLE MANAGED PORTFOLIO (continued)
SCHEDULE OF INVESTMENTS	as of September 30, 2023 (unaudited)
Interest Rate	Maturity Date	Principal Amount (000)#	Value

U.S. Government Agency Obligations(continued)
3.000%	12/01/49	410	$342,526
3.000%	01/01/50	463	386,541
3.000%	02/01/50	423	353,046
3.000%	02/01/50	470	391,706
3.000%	02/01/50	5,102	4,260,704
3.000%	03/01/50	355	296,224
3.000%	05/01/51	802	664,176
3.000%	12/01/51(k)	16,527	13,794,834
3.000%	03/01/52	985	815,851
3.000%	03/01/52	1,827	1,518,419
3.000%	04/01/52	921	763,411
3.000%	04/01/52	1,863	1,555,866
3.500%	07/01/31	279	261,684
3.500%	11/01/32	170	159,924
3.500%	02/01/33	360	338,274
3.500%	05/01/33	489	459,559
3.500%	06/01/39	298	264,290
3.500%	01/01/42	1,976	1,753,784
3.500%	05/01/42	1,013	898,981
3.500%	07/01/42	390	345,701
3.500%	08/01/42	148	130,974
3.500%	08/01/42	378	334,788
3.500%	09/01/42	422	373,346
3.500%	09/01/42	733	649,352
3.500%	11/01/42	207	183,691
3.500%	03/01/43	1,467	1,300,430
3.500%	04/01/43	229	203,452
3.500%	04/01/43	517	457,549
3.500%	07/01/43	106	93,567
3.500%	06/01/45	1,878	1,649,137
3.500%	07/01/46	249	218,170
3.500%	11/01/46	477	418,229
3.500%	09/01/47	465	406,695
3.500%	01/01/48	4,662	4,091,037
3.500%	05/01/48	431	377,518
3.500%	06/01/48	2,168	1,897,765
3.500%	02/01/52	5,501	4,739,567
3.500%	03/01/52	941	819,085
3.500%	04/01/52	24	20,534
3.500%	05/01/52	6,276	5,404,385
3.500%	06/01/52	3,321	2,857,830
3.500%	10/01/52	140	120,183
4.000%	TBA	3,000	2,670,703
4.000%	12/01/36	366	334,901
4.000%	10/01/41	1,098	1,005,404
4.000%	07/01/44	439	400,795
4.000%	09/01/44	715	653,059
4.000%	10/01/46	380	343,481
4.000%	06/01/47	315	284,521
4.000%	09/01/47	118	106,688
4.000%	11/01/47	385	349,537
4.000%	11/01/47	495	450,730
4.000%	12/01/47	1,604	1,458,858
4.000%	03/01/49	3,272	2,962,264
4.000%	01/01/50	1,459	1,319,022
4.000%	05/01/50	2,030	1,829,120
4.000%	05/01/52	934	832,641
Interest Rate	Maturity Date	Principal Amount (000)#	Value

U.S. Government Agency Obligations(continued)
4.000%	06/01/52	923	$822,461
4.000%	07/01/52	6,821	6,078,939
4.000%	09/01/52	1,114	992,490
4.500%	07/01/33	19	17,478
4.500%	08/01/33	6	5,755
4.500%	09/01/33	20	19,006
4.500%	10/01/33	49	45,864
4.500%	03/01/34	14	12,999
4.500%	01/01/35	1	928
4.500%	07/01/39	363	342,490
4.500%	08/01/39	249	234,695
4.500%	09/01/39	151	142,625
4.500%	12/01/39	2	1,993
4.500%	03/01/41	577	544,683
4.500%	07/01/42	56	53,180
4.500%	06/01/50	717	664,631
4.500%	07/01/52	3,867	3,552,616
4.500%	09/01/52	255	234,587
5.000%	TBA	9,500	9,250,625
5.000%	TBA	8,000	7,547,500
5.000%	03/01/34	98	95,641
5.000%	04/01/35	232	227,092
5.000%	06/01/35	55	54,309
5.000%	07/01/35	44	42,727
5.000%	07/01/35	58	56,382
5.000%	09/01/35	46	44,758
5.000%	11/01/35	58	56,568
5.000%	02/01/36	31	30,463
5.000%	06/01/49	455	435,563
5.000%	08/01/52	457	431,204
5.000%	09/01/52	469	442,448
5.000%	10/01/52	976	921,197
5.500%	TBA	9,500	9,180,488
5.500%	02/01/33	45	44,903
5.500%	08/01/33	112	109,907
5.500%	10/01/33	28	27,243
5.500%	12/01/33	23	22,569
5.500%	12/01/34	68	67,642
5.500%	10/01/35	162	157,508
5.500%	03/01/36	22	20,883
5.500%	04/01/36	43	42,274
5.500%	01/01/37	32	31,593
5.500%	04/01/37	15	14,984
5.500%	05/01/37	95	95,084
5.500%	08/01/37	117	116,194
6.000%	10/01/33	125	124,381
6.000%	11/01/33	12	11,457
6.000%	11/01/33	12	11,815
6.000%	01/01/34	149	150,514
6.000%	02/01/34	46	47,085
6.000%	03/01/34	1	954
6.000%	03/01/34	11	10,411
6.000%	11/01/34	12	12,296
6.000%	01/01/35	25	24,552
6.000%	01/01/35	54	53,362
6.000%	02/01/35	1	951
6.000%	02/01/35	86	86,438

A29

PSF PGIM FLEXIBLE MANAGED PORTFOLIO (continued)
SCHEDULE OF INVESTMENTS	as of September 30, 2023 (unaudited)
Interest Rate	Maturity Date	Principal Amount (000)#	Value

U.S. Government Agency Obligations(continued)
6.000%	02/01/35	89	$88,114
6.000%	04/01/35	8	7,990
6.000%	05/01/36	12	12,166
6.000%	06/01/36	12	11,543
6.000%	02/01/37	33	33,824
6.000%	06/01/37	11	10,505
6.000%	05/01/38	81	82,349
6.500%	09/01/32	1	791
6.500%	09/01/32	10	10,615
6.500%	09/01/32	18	18,468
6.500%	09/01/32	19	19,377
6.500%	10/01/32	24	23,908
6.500%	04/01/33	25	24,989
6.500%	11/01/33	17	17,427
6.500%	01/01/34	8	7,698
6.500%	09/01/34	26	25,956
6.500%	09/01/36	79	81,463
6.500%	10/01/36	15	15,259
6.500%	01/01/37	34	34,160
6.500%	01/01/37	48	48,569
6.500%	09/01/37	8	8,433
6.625%	11/15/30(k)	945	1,045,788
7.000%	02/01/32	6	6,094
7.000%	05/01/32	8	7,908
7.000%	06/01/32	6	6,143
7.000%	07/01/32	16	15,944
7.125%	01/15/30(k)	3,600	4,046,346
Government National Mortgage Assoc.
2.000%	03/20/51	1,460	1,158,949
2.000%	07/20/51	445	352,406
2.000%	10/20/51	915	724,351
2.500%	03/20/43	330	274,608
2.500%	12/20/46	306	254,274
2.500%	09/20/50	596	489,320
2.500%	10/20/50	2,736	2,242,624
2.500%	11/20/50	2,081	1,705,925
2.500%	02/20/51	4,135	3,383,933
2.500%	05/20/51	13,128	10,747,694
2.500%	07/20/51	4,986	4,078,298
2.500%	08/20/51	980	801,887
3.000%	03/15/45	294	251,370
3.000%	11/20/45	379	326,917
3.000%	03/20/46	2,236	1,918,211
3.000%	07/20/46	1,454	1,255,649
3.000%	10/20/46	486	418,042
3.000%	02/20/47	738	634,839
3.000%	12/20/49	145	123,342
3.000%	01/20/50	1,283	1,094,837
3.000%	06/20/51	342	291,255
3.000%	10/20/51	4,586	3,898,273
3.000%	11/20/51	1,329	1,127,219
3.000%	12/20/51	1,540	1,307,236
3.500%	12/20/42	750	671,567
3.500%	05/20/43	153	137,162
3.500%	03/20/45	466	414,775
3.500%	04/20/45	625	557,592
3.500%	07/20/46	2,153	1,914,973
Interest Rate	Maturity Date	Principal Amount (000)#	Value

U.S. Government Agency Obligations(continued)
3.500%	06/20/49	2,749	$2,431,205
4.000%	06/15/40	60	55,322
4.000%	05/20/41	114	105,328
4.000%	12/20/42	289	267,086
4.000%	08/20/44	102	94,340
4.000%	11/20/45	490	450,046
4.000%	12/20/45	536	492,406
4.000%	11/20/46	114	104,422
4.000%	09/20/47	1,472	1,352,254
4.000%	02/20/49	833	759,566
4.000%	01/20/50	813	741,530
4.000%	06/20/52	2,017	1,817,628
4.000%	08/20/52	2,088	1,881,376
4.500%	04/15/40	211	201,236
4.500%	01/20/41	523	496,543
4.500%	02/20/41	314	297,524
4.500%	06/20/44	337	320,018
4.500%	09/20/46	180	167,969
4.500%	11/20/46	311	294,953
4.500%	03/20/47	254	239,278
4.500%	05/20/48	252	236,005
4.500%	06/20/48	328	307,788
4.500%	08/20/48	1,094	1,023,807
4.500%	08/20/52	7,324	6,774,470
5.000%	10/20/37	65	63,305
5.000%	04/20/45	339	332,709
5.500%	11/15/32	18	17,164
5.500%	02/15/33	22	21,710
5.500%	08/15/33	43	42,258
5.500%	08/15/33	60	57,920
5.500%	09/15/33	31	29,861
5.500%	09/15/33	52	50,833
5.500%	10/15/33	38	37,177
5.500%	12/15/33	3	3,393
5.500%	04/15/34	135	132,823
5.500%	07/15/35	29	28,621
5.500%	02/15/36	78	77,402
6.000%	02/15/33	1	1,419
6.000%	04/15/33	11	11,190
6.000%	09/15/33	8	8,288
6.000%	12/15/33	18	18,464
6.000%	12/15/33	60	59,703
6.000%	01/15/34	10	10,234
6.000%	01/15/34	15	14,691
6.000%	06/20/34	34	35,183
6.000%	07/15/34	74	75,026
6.000%	10/15/34	73	72,842
6.500%	12/15/23	—(r)	15
6.500%	01/15/24	—(r)	68
6.500%	01/15/24	—(r)	111
6.500%	01/15/24	—(r)	252
6.500%	01/15/24	1	654
6.500%	02/15/24	—(r)	42
6.500%	02/15/24	—(r)	69
6.500%	04/15/24	—(r)	65
6.500%	04/15/24	—(r)	198
6.500%	04/15/24	1	599

A30

PSF PGIM FLEXIBLE MANAGED PORTFOLIO (continued)
SCHEDULE OF INVESTMENTS	as of September 30, 2023 (unaudited)
Interest Rate	Maturity Date	Principal Amount (000)#	Value

U.S. Government Agency Obligations(continued)
6.500%	05/15/24	—(r)	$286
6.500%	10/15/24	—(r)	482
6.500%	12/15/30	4	3,566
6.500%	01/15/32	11	11,397
6.500%	02/15/32	7	7,252
6.500%	07/15/32	18	18,015
6.500%	08/15/32	3	3,119
6.500%	08/15/32	6	6,383
6.500%	08/15/32	17	16,723
6.500%	08/15/32	98	99,779
6.500%	06/15/35	15	15,400
6.500%	07/15/35	6	5,701
8.000%	04/15/25	—(r)	227
Tennessee Valley Authority, Sr. Unsec’d. Notes
1.500%	09/15/31	625	479,454

Total U.S. Government Agency Obligations (cost $466,567,499)			420,841,117
U.S. Treasury Obligations — 0.7%
U.S. Treasury Bonds
1.250%	05/15/50(h)	9,250	4,366,289
1.750%	08/15/41(a)(h)(kk)	10,535	6,561,330
2.000%	11/15/41(h)(kk)	1,345	872,989
2.250%	05/15/41(h)	4,195	2,878,163
2.375%	11/15/49(h)	100	64,016
2.375%	05/15/51	385	244,295
2.875%	05/15/52(h)	9,050	6,419,844
3.375%	11/15/48	1,385	1,086,792
3.625%	02/15/53	905	749,029
U.S. Treasury Strips Coupon
2.000%(s)	08/15/39	3,780	1,702,624
2.365%(s)	08/15/44	3,095	1,078,172
2.395%(s)	11/15/43	1,156	416,792
2.955%(s)	11/15/41(h)	10,800	4,290,047

Total U.S. Treasury Obligations (cost $40,640,227)			30,730,382

Total Long-Term Investments (cost $3,543,020,852)			4,089,660,922

	Shares
Short-Term Investments — 7.2%
Affiliated Mutual Funds — 7.2%
PGIM Core Ultra Short Bond Fund(wb)	265,181,277	265,181,277
PGIM Institutional Money Market Fund (cost $46,524,402; includes $46,207,799 of cash collateral for securities on loan)(b)(wb)	46,632,592	46,604,613

Total Affiliated Mutual Funds (cost $311,705,679)		311,785,890

Interest Rate	Maturity Date	Principal Amount (000)#	Value
U.S. Treasury Obligation(k)(n) — 0.0%
U.S. Treasury Bills
5.330%	12/14/23	150	$148,387
(cost $148,380)

Total Short-Term Investments (cost $311,854,059)			311,934,277

TOTAL INVESTMENTS, BEFORE OPTION WRITTEN—102.1% (cost $3,854,874,911)			4,401,595,199

Option Written*~ — (0.0)%
(premiums received $0)	(62)

TOTAL INVESTMENTS, NET OF OPTION WRITTEN—102.1% (cost $3,854,874,911)	4,401,595,137

Liabilities in excess of other assets(z) — (2.1)%	(90,366,565)

Net Assets — 100.0%	$4,311,228,572

Below is a list of the abbreviation(s) used in the quarterly schedule of portfolio holdings:
CAD	Canadian Dollar
EUR	Euro

144A	Security was purchased pursuant to Rule 144A under the Securities Act of 1933 and, pursuant to the requirements of Rule 144A, may not be resold except to qualified institutional buyers.
A	Annual payment frequency for swaps
BABs	Build America Bonds
BARC	Barclays Bank PLC
BNP	BNP Paribas S.A.
BOA	Bank of America, N.A.
CDI	Chess Depository Interest
CDX	Credit Derivative Index
CLO	Collateralized Loan Obligation
CVA	Certificate Van Aandelen (Bearer)
DAC	Designated Activity Company
EAFE	Europe, Australasia, Far East
ETF	Exchange-Traded Fund
EURIBOR	Euro Interbank Offered Rate
FHLMC	Federal Home Loan Mortgage Corporation
GDR	Global Depositary Receipt
GMTN	Global Medium Term Note
GSI	Goldman Sachs International
HSBC	HSBC Bank PLC
IO	Interest Only (Principal amount represents notional)
JPM	JPMorgan Chase Bank N.A.
LIBOR	London Interbank Offered Rate
LP	Limited Partnership
M	Monthly payment frequency for swaps
MSCI	Morgan Stanley Capital International
MTN	Medium Term Note
OTC	Over-the-counter
PJSC	Public Joint-Stock Company

A31

PSF PGIM FLEXIBLE MANAGED PORTFOLIO (continued)
SCHEDULE OF INVESTMENTS	as of September 30, 2023 (unaudited)
PRFC	Preference Shares
Q	Quarterly payment frequency for swaps
REITs	Real Estate Investment Trust
REMIC	Real Estate Mortgage Investment Conduit
S&P	Standard & Poor’s
SOFR	Secured Overnight Financing Rate
SSB	State Street Bank & Trust Company
STRIPs	Separate Trading of Registered Interest and Principal of Securities
T	Swap payment upon termination
TBA	To Be Announced
USOIS	United States Overnight Index Swap
UTS	Unit Trust Security

*	Non-income producing security.
#	Principal or notional amount is shown in U.S. dollars unless otherwise stated.
~	See tables subsequent to the Schedule of Investments for options detail. Options with maturity dates greater than one year from date of acquisition would be considered long-term investments.
^	Indicates a Level 3 instrument. The aggregate value of Level 3 instruments is $977,463 and 0.0% of net assets.
(a)	All or a portion of security is on loan. The aggregate market value of such securities, including those sold and pending settlement, is $44,698,120; cash collateral of $46,207,799 (included in liabilities) was received with which the Portfolio purchased highly liquid short-term investments. In the event of significant appreciation in value of securities on loan on the last business day of the reporting period, the Portfolio may reflect a collateral value that is less than the market value of the loaned securities and such shortfall is remedied the following business day.
(b)	Represents security, or portion thereof, purchased with cash collateral received for securities on loan and includes dividend reinvestment.
(c)	Variable rate instrument. The interest rate shown reflects the rate in effect at September 30, 2023.
(cc)	Variable rate instrument. The rate shown is based on the latest available information as of September 30, 2023. Certain variable rate securities are not based on a published reference rate and spread but are determined by the issuer or agent and are based on current market conditions. These securities do not indicate a reference rate and spread in their description.
(ff)	Variable rate security. Security may be issued at a fixed coupon rate, which converts to a variable rate at a specified date. Rate shown is the rate in effect as of period end.
(h)	Represents security, or a portion thereof, segregated as collateral for OTC derivatives.
(k)	Represents security, or a portion thereof, segregated as collateral for centrally cleared/exchange-traded derivatives.
(kk)	Represents security, or a portion thereof, segregated as collateral for TBA securities.
(n)	Rate shown reflects yield to maturity at purchased date.
(oo)	Perpetual security. Maturity date represents next call date.
(r)	Principal or notional amount is less than $500 par.
(s)	Represents zero coupon bond or principal only security. Rate represents yield to maturity at purchase date.
(wb)	Represents an investment in a Fund affiliated with the Manager.
(z)	Includes net unrealized appreciation/(depreciation) and/or market value of the below holdings which are excluded from the Schedule of Investments:

Forward Commitment Contract:
U.S. Government Agency Obligation	Interest Rate	Maturity Date	Settlement Date	Principal Amount (000)#	Value
Federal National Mortgage Assoc. (proceeds receivable $6,621,426)	2.000%	TBA	10/12/23	$(8,500)		$(6,464,648)
Option Written:
OTC Swaptions
Description	Call/ Put	Counterparty	Expiration Date	Strike	Receive	Pay	Notional Amount (000)#	Value
GS_21-PJA^	Put	GSI	06/17/24	0.25%	0.25%(M)	GS_21-PJA(M)	13,500		$(62)
(premiums received $0)
Futures contracts outstanding at September 30, 2023:
Number of Contracts	Type	Expiration Date	Current Notional Amount	Value / Unrealized Appreciation (Depreciation)
Long Positions:
350	2 Year U.S. Treasury Notes	Dec. 2023	$70,948,828	$(184,255)
303	5 Year U.S. Treasury Notes	Dec. 2023	31,923,892	(235,817)
678	10 Year U.S. Treasury Notes	Dec. 2023	73,266,375	(1,147,861)
39	10 Year U.S. Ultra Treasury Notes	Dec. 2023	4,350,938	(126,890)
230	30 Year U.S. Ultra Treasury Bonds	Dec. 2023	27,298,125	(1,865,572)
6	Mini MSCI EAFE Index	Dec. 2023	612,450	(21,313)
A32

PSF PGIM FLEXIBLE MANAGED PORTFOLIO (continued)
SCHEDULE OF INVESTMENTS	as of September 30, 2023 (unaudited)
Futures contracts outstanding at September 30, 2023 (continued):
Number of Contracts	Type	Expiration Date	Current Notional Amount	Value / Unrealized Appreciation (Depreciation)
Long Positions (cont’d):
6	S&P 500 E-Mini Index	Dec. 2023	$1,297,650	$(55,697)
				(3,637,405)
Short Positions:
10	5 Year Euro-Bobl	Dec. 2023	1,223,767	16,543
2	10 Year Euro-Bund	Dec. 2023	272,009	6,696
516	20 Year U.S. Treasury Bonds	Dec. 2023	58,711,125	3,016,757
				3,039,996
				$(597,409)
Forward foreign currency exchange contracts outstanding at September 30, 2023:
Purchase Contracts	Counterparty	Notional Amount (000)		Value at Settlement Date	Current Value	Unrealized Appreciation	Unrealized Depreciation
OTC Forward Foreign Currency Exchange Contracts:
Canadian Dollar,
Expiring 10/19/23	HSBC	CAD	260	$197,319	$191,267	$—	$(6,052)
Euro,
Expiring 10/03/23	BNP	EUR	28,005	29,637,513	29,613,032	—	(24,481)
				$29,834,832	$29,804,299	—	(30,533)

Sale Contracts	Counterparty	Notional Amount (000)		Value at Settlement Date	Current Value	Unrealized Appreciation	Unrealized Depreciation
OTC Forward Foreign Currency Exchange Contracts:
Canadian Dollar,
Expiring 10/19/23	HSBC	CAD	4,015	$3,036,151	$2,956,885	$79,266	$—
Euro,
Expiring 10/03/23	SSB	EUR	28,005	30,250,682	29,613,032	637,650	—
Expiring 11/02/23	BNP	EUR	28,005	29,673,920	29,651,135	22,785	—
				$62,960,753	$62,221,052	739,701	—
						$739,701	$(30,533)
Credit default swap agreements outstanding at September 30, 2023:
Reference Entity/ Obligation	Termination Date	Fixed Rate	Notional Amount (000)#(3)	Implied Credit Spread at September 30, 2023(4)	Fair Value	Upfront Premiums Paid (Received)	Unrealized Appreciation (Depreciation)	Counterparty
OTC Credit Default Swap Agreement on asset-backed and/or mortgage-backed securities - Sell Protection(2)^:
GS_21-PJA	10/16/23	0.500%(M)	7,568	*	$4,932	$(105)	$5,037	GSI

Reference Entity/ Obligation	Termination Date	Fixed Rate	Notional Amount (000)#(3)	Fair Value	Upfront Premiums Paid (Received)	Unrealized Appreciation (Depreciation)	Counterparty
OTC Credit Default Swap Agreements on corporate and/or sovereign issues - Buy Protection(1):
Credit Suisse Group AG	06/20/26	1.000%(Q)	3,000	$(31,213)	$136,106	$(167,319)	BARC
A33

PSF PGIM FLEXIBLE MANAGED PORTFOLIO (continued)
SCHEDULE OF INVESTMENTS	as of September 30, 2023 (unaudited)
Credit default swap agreements outstanding at September 30, 2023 (continued):
Reference Entity/ Obligation	Termination Date	Fixed Rate	Notional Amount (000)#(3)	Fair Value	Upfront Premiums Paid (Received)	Unrealized Appreciation (Depreciation)	Counterparty
OTC Credit Default Swap Agreements on corporate and/or sovereign issues - Buy Protection(1)(cont’d.):
Credit Suisse Group AG	06/20/26	1.000%(Q)	3,000	$(31,213)	$132,760	$(163,973)	BARC
Credit Suisse Group AG	06/20/26	1.000%(Q)	3,000	(31,213)	149,343	(180,556)	BARC
				$(93,639)	$418,209	$(511,848)

Reference Entity/ Obligation	Termination Date	Fixed Rate	Notional Amount (000)#(3)	Implied Credit Spread at September 30, 2023(4)	Value at Trade Date	Value at September 30, 2023	Unrealized Appreciation (Depreciation)
Centrally Cleared Credit Default Swap Agreement on credit indices - Sell Protection(2):
CDX.NA.HY.41.V1	12/20/28	5.000%(Q)	24,130	4.795%	$181,981	$233,113	$51,132
The Portfolio entered into credit default swaps (“CDS”) to provide a measure of protection against defaults or to take an active long or short position with respect to the likelihood of a particular issuer’s default or the reference entity’s credit soundness. CDS contracts generally trade based on a spread which represents the cost a protection buyer has to pay the protection seller. The protection buyer is said to be short the credit as the value of the contract rises the more the credit deteriorates. The value of the CDS contract increases for the protection buyer if the spread increases.
(1)	If the Portfolio is a buyer of protection, it pays the fixed rate. When a credit event occurs, as defined under the terms of that particular swap agreement, the Portfolio will either (i) receive from the seller of protection an amount equal to the notional amount of the swap and make delivery of the referenced obligation or underlying securities comprising the referenced index or (ii) receive a net settlement amount in the form of cash or securities equal to the notional amount of the swap less the recovery value of the referenced obligation or underlying securities comprising the referenced index.
(2)	If the Portfolio is a seller of protection, it receives the fixed rate. When a credit event occurs, as defined under the terms of that particular swap agreement, the Portfolio will either (i) pay to the buyer of protection an amount equal to the notional amount of the swap and take delivery of the referenced obligation or underlying securities comprising the referenced index or (ii) pay a net settlement amount in the form of cash or securities equal to the notional amount of the swap less the recovery value of the referenced obligation or underlying securities comprising the referenced index.
(3)	Notional amount represents the maximum potential amount the Portfolio could be required to pay as a seller of credit protection or receive as a buyer of credit protection if a credit event occurs as defined under the terms of that particular swap agreement.
(4)	Implied credit spreads, represented in absolute terms, utilized in determining the fair value of credit default swap agreements where the Portfolio is the seller of protection as of the reporting date serve as an indicator of the current status of the payment/ performance risk and represent the likelihood of risk of default for the credit derivative. The implied credit spread of a particular referenced entity reflects the cost of buying/selling protection and may include up-front payments required to be made to enter into the agreement. Wider credit spreads represent a deterioration of the referenced entity’s credit soundness and a greater likelihood of risk of default or other credit event occurring as defined under the terms of the agreement.
*	When an implied credit spread is not available, reference the fair value of credit default swap agreements on credit indices and asset-backed securities. Where the Portfolio is the seller of protection, it serves as an indicator of the current status of the payment/performance risk and represents the likelihood of an expected liability (or profit) for the credit derivative should the notional amount of the swap agreement be closed/sold as of the reporting date. Increasing fair value in absolute terms, when compared to the notional amount of the swap, represents a deterioration of the referenced entity’s credit soundness and a greater likelihood of risk of default or other credit event occurring as defined under the terms of the agreement.
 Interest rate swap agreements outstanding at September 30, 2023:
Notional Amount (000)#	Termination Date	Fixed Rate	Floating Rate	Value at Trade Date	Value at September 30, 2023	Unrealized Appreciation (Depreciation)
Centrally Cleared Interest Rate Swap Agreements:
56,645	08/31/24	5.384%(T)	1 Day SOFR(2)(T)/ 5.310%	$—	$(43,733)	$(43,733)
A34

PSF PGIM FLEXIBLE MANAGED PORTFOLIO (continued)
SCHEDULE OF INVESTMENTS	as of September 30, 2023 (unaudited)
Interest rate swap agreements outstanding at September 30, 2023 (continued):
Notional Amount (000)#	Termination Date	Fixed Rate	Floating Rate	Value at Trade Date	Value at September 30, 2023	Unrealized Appreciation (Depreciation)
Centrally Cleared Interest Rate Swap Agreements (cont’d.):
7,208	03/08/25	4.946%(A)	1 Day SOFR(2)(A)/ 5.310%	$—	$(36,984)	$(36,984)
9,116	03/09/25	5.110%(A)	1 Day SOFR(2)(A)/ 5.310%	—	(17,889)	(17,889)
20,448	03/10/25	5.088%(A)	1 Day SOFR(2)(A)/ 5.310%	—	(49,094)	(49,094)
29,210	08/31/25	4.805%(A)	1 Day SOFR(1)(A)/ 5.310%	—	125,385	125,385
2,250	09/25/26	4.699%(A)	1 Day SOFR(1)(A)/ 5.310%	416	(3,092)	(3,508)
				$416	$(25,407)	$(25,823)

(1)	The Portfolio pays the fixed rate and receives the floating rate.
(2)	The Portfolio pays the floating rate and receives the fixed rate.

Total return swap agreements outstanding at September 30, 2023:
Reference Entity	Financing Rate	Counterparty	Termination Date	Long (Short) Notional Amount (000)#(1)	Fair Value	Upfront Premiums Paid (Received)	Unrealized Appreciation (Depreciation)(2)
OTC Total Return Swap Agreements:
Total Return Benchmark Bond Index(T)	1 Day USOIS -54bps(T)/ 4.790%	JPM	03/20/24	(7,364)	$273,414	$—	$273,414
U.S. Treasury Bond(T)	1 Day USOIS +17bps(T)/ 5.500%	GSI	01/10/24	42,320	(2,746,557)	—	(2,746,557)
U.S. Treasury Bond(T)	1 Day USOIS +18.5bps(T)/ 5.515%	BOA	01/17/24	33,495	(2,906,101)	—	(2,906,101)
U.S. Treasury Bond(T)	1 Day USOIS +18bps(T)/ 5.510%	JPM	01/18/24	9,385	(996,302)	—	(996,302)
U.S. Treasury Bond(T)	1 Day USOIS +18bps(T)/ 5.510%	GSI	01/19/24	17,470	(1,909,034)	—	(1,909,034)
U.S. Treasury Bond(T)	1 Day USOIS +18bps(T)/ 5.510%	JPM	01/23/24	16,725	(2,043,923)	—	(2,043,923)
U.S. Treasury Bond(T)	1 Day USOIS +18bps(T)/ 5.510%	JPM	01/29/24	14,990	(1,578,920)	—	(1,578,920)
U.S. Treasury Bond(T)	1 Day USOIS +19bps(T)/ 5.520%	GSI	01/29/24	24,575	(2,706,474)	—	(2,706,474)
U.S. Treasury Bond(T)	1 Day USOIS +20bps(T)/ 5.530%	BOA	02/12/24	27,440	(1,599,689)	—	(1,599,689)
U.S. Treasury Bond(T)	1 Day USOIS +18bps(T)/ 5.510%	JPM	02/23/24	18,765	(555,404)	—	(555,404)
					$(16,768,990)	$—	$(16,768,990)
(1)	On a long total return swap, the Portfolio receives payments for any positive return on the reference entity (makes payments for any negative return) and pays the financing rate. On a short total return swap, the Portfolio makes payments for any positive return on the reference entity (receives payments for any negative return) and receives the financing rate.
(2)	Upfront/recurring fees or commissions, as applicable, are included in the net unrealized appreciation (depreciation).
Other information regarding the Portfolio is available in the Portfolio’s most recent Report to Shareholders. This information is available on the Securities and Exchange Commission’s website (www.sec.gov).
A35